PAINEWEBBER TAX-FREE BOND FUNDS                                SEMIANNUAL REPORT



                                                                October 19, 1998

Dear Shareholder,

We are pleased to present you with the semiannual report for PaineWebber California Tax-Free Income Fund, PaineWebber National Tax-Free Income Fund, PaineWebber Municipal High Income Fund and PaineWebber New York Tax-Free Income Fund and for the six-month period ended August 31, 1998.


GENERAL MARKET OVERVIEW
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

During the last six months of global turmoil, Russian, Asian and Latin American economies faltered and their stock markets fell. Corporate America also felt the impact of scaled-back profit expectations. As capital retreated from stocks and foreign markets, the security of U.S. Treasury bonds attracted investors from around the world. After beginning the period just below 6.00%, the yield on the 30-year Treasury bond ratcheted down to 5.27%.

Other sectors of the fixed income market, including municipals, could not keep pace with Treasurys. But the lagging price movement of tax-exempts attracted a large number of institutional cross-market buyers, who bolstered the municipal market.

When investors bid bond prices up, issuers normally take advantage of lower market rates to refinance outstanding debt. Unusually low Treasury yields, however, would have created losses in issuers' escrow accounts, and prevented refinancing issues from coming to market. As a result, the supply of municipal bonds decreased during the period.

---------------------------------
    PAINEWEBBER CALIFORNIA
    TAX-FREE INCOME FUND

    FUND PROFILE

  . Goal:
    High current income exempt from federal income tax and California personal income taxes

  . Portfolio Managers:
    Elbridge T. Gerry, III,
    Cynthia N. Bow,
    Mitchell Hutchins
    Asset Management Inc.

  . Total Net Assets:
    $149.8 million as of
    August 31, 1998

  . Dividend Payments:
    Monthly
---------------------------------





PORTFOLIO REVIEW
--------------------------------------------------------------------------------

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

[GRAPHIC APPEARS HERE]

PERFORMANCE

The Fund's total return (the net asset value change with dividends reinvested) for the six-month period ended August 31, 1998, without deducting sales charges, was 3.54% for Class A shares, 3.11% for Class B shares, 3.25% for Class C shares and 3.78% for Class Y shares.

The Fund's total return may be lower for shareowners who purchased or redeemed shares during the period. After deducting the maximum applicable sales charges, Class A shares lost 0.56%, Class B shares lost 1.89% and Class C shares gained 2.50%. Class Y shares are not subject to sales charges.

SEMIANNUAL REPORT



PORTFOLIO HIGHLIGHTS

The cornerstone of our management approach is to vigorously analyze market sectors to uncover value. This approach has brought the Fund success and has led to significant changes over the course of the six-month period. During this time of bullish market sentiment we extended our duration from 6.5 years to 7.1 years. We improved the average coupon yield from 5.8% to 6.6%, acting on our preference for attractively structured premium bonds.

We have taken important steps in our effort to diversify the Fund's credit exposure. In the past we were more heavily weighted in the insured sector than our peers were. By the end of August, we had reduced the Fund's AAA weighting from 62.3% to a more competitive 55.0% and its BBB-rated weighting had increased from 8.3% to 16.1%.* Among the new BBB credits we own are California State University Revenue Housing Systems (2.7%), Sacramento Power Authority Cogeneration Project (3.6%) and California Statewide Development Authority for Irvine Apartment Corporation (3.1%).

We also have added to the Fund's nonrated weighting (8.0%). Among the new holdings are Orange County Community Facilities Districts-Rancho Santa Margarita (1.4%), Poway Business Center (1.2%) and La Mirada Redevelopment Agency (0.9%). Though these bonds came to the market as nonrated issues, our credit team determined that they were undervalued and represented either stable or improving credit situations. As always, our credit team adheres to a strict analytical discipline and remains conservative in its judgment of new issuers and current holdings.

From the A-rated sector we added our first state-insured health bond, ABAG Finance Authority for Rhoda Haas Goldman Plaza (1.2%).

California now enjoys a budget surplus and its lowest unemployment rate since 1990, although there are signs of slowing growth and declining exports as a result of the Asian crisis. This fall, California debt comes to market with an AA rating, a just reward for the strenuous rebuilding of the early 1990s.

--------------------------------------------------------------------------------

PAINEWEBBER CALIFORNIA TAX FREE INCOME FUND

Quality breakdown August 31, 1998

                           [PIE CHART APPEARS HERE]

*Percentage of portfolio assets, all weightings subject to change


    PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
    FUND PROFILE

 .   Goal:
    High current income exempt from federal income tax

 .   Portfolio Managers:
    Elbridge T. Gerry, III,
    Richard S. Murphy, Mitchell Hutchins Asset Management Inc.

 .   Total Net Assets:
    $305.5 million as of August 31, 1998

 .   Dividend Payments:
    Monthly


--------------------------------------------------------------------------------

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND


PERFORMANCE

The Fund's total return (the net asset value change with dividends reinvested) for the six-month period ended August 31, 1998, without deducting sales charges, was 3.18% for Class A shares, 2.76% for Class B shares, 2.90% for Class C shares and 3.33% for Class Y shares.

The Fund's total return may be lower for shareowners who purchased or redeemed shares during the period. After deducting the maximum applicable sales charges, Class A shares lost 0.95%, Class B shares lost 2.24% and Class C shares gained 2.15%. Class Y shares are not subject to sales charges.

* All weightings for the California Tax-Free Income Fund represent percentages of portfolio assets as of August 31, 1998; all holdings are subject to change.

PAINEWEBBER TAX-FREE BOND FUNDS                                SEMIANNUAL REPORT



PORTFOLIO HIGHLIGHTS

During the period, we took advantage of peak spots along the yield curve to help generate greater total return. Normally, the Fund should get potentially greater rewards for taking on greater interest rate risk (duration). We actually increased the Fund's yield per unit of duration risk by purchasing securities in the 15- to 20-year range -- obtaining greater rewards for relatively lower interest-rate risk compared to 30-year bonds.

The Fund's premium coupon bonds continued to roll down the yield curve, i.e., they were evaluated versus their call dates (lower yields) rather than their maturity dates (higher yields). These evaluations at lower yields increased the prices of the bonds.

During the six-month period, lower-credit yield spreads to Treasurys widened dramatically in almost all other fixed income sectors except tax-exempts. Within the municipal sector, a few corporate-backed tax-exempt issues did see their credit spreads widen, but most credit spreads to high-grade bonds (AAA rated) continued to narrow.

The narrowing of credit spreads within the municipal sector meant price gains for the Fund's lower-rated holdings, rewarding us for the additions we had made during recent periods. We increased the Fund's weighting of nonrated bonds from 4.6% of net assets on February 28, 1998, to 8.4% on August 31, 1998.


--------------------------------------------------------------------------------

PAINEWEBBER MUNICIPAL HIGH INCOME FUND


PERFORMANCE

The Fund's total return (the net asset value change with dividends reinvested) for the six-month period ended August 31, 1998, without deducting sales charges, was 3.12% for Class A shares, 2.69% for Class B shares, 2.84% for Class C shares and 3.25% for Class Y shares.

The Fund's total return may be lower for shareowners who purchased or redeemed shares during the period. After deducting the maximum applicable sales charges, Class A shares lost 1.03%, Class B shares lost 2.31% and Class C shares gained 2.09%. Class Y shares are not subject to sales charges.

PORTFOLIO HIGHLIGHTS

The U.S. economy has been expanding at a strong level for a long time. While we do not think a downturn is imminent, we think the economy is entering a mature phase of the business cycle and that a downturn is becoming more likely. Therefore, we are using even greater caution in our credit selection process than during the last reporting period.

In the last report we mentioned several investment themes in our security selections: growth of the travel and leisure

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

Top Five States,
August 31, 1998

                           [BAR CHART APPEARS HERE]

New York    14.2%
Illinois    12.6%
Texas       11.2%
Georgia      8.2%
New Jersey   6.2%

    PAINEWEBBER MUNICIPAL HIGH INCOME FUND
    FUND PROFILE

 .   Goal:
    High current income exempt from federal income tax

 .   Portfolio Managers:

    Elbridge T. Gerry, III,
    William W. Veronda, Mitchell Hutchins
    Asset Management Inc.

 .   Total Net Assets:
    $104.6 million as of
    August 31, 1998

 .   Dividend Payments:
    Monthly



/1/ Unless otherwise noted, all portfolio weightings represent percentages of net assets as of August 31, 1998; all holdings are subject to change.

Semiannual Report


PAINEWEBBER
MUNICIPAL HIGH
INCOME FUND

Quality breakdown
August 31, 1998

[PIE CHART APPEARS HERE]

[NUMBERS TO COME]

industry; a defensive shift to higher portfolio quality; increased emphasis on security selection; and power industry consolidation. Two recent examples illustrate how these themes continue to shape our investment decisions.

There is still room for select lower-rated credits in sectors that we favor. We recently bought bonds issued by New York City Industrial Development Agency -- LaGuardia Associates (1.9%),1 issued to finance construction of a Crown Plaza hotel near LaGuardia Airport. The hotel industry has benefited as high corporate profitability has led to more business travel, and New York has benefited as a prime business destination. While this trend may have peaked, the Crown Plaza faces little competition at LaGuardia and we believe it still should do well.

We do not base all our investment decisions on credit analysis -- occasionally an opportunity presents itself where credit quality is not the primary concern. We recently purchased bonds issued by the Peninsula Ports Authority of Virginia for a hospital facility (0.5%). The bonds are backed by a note guarantee of the Federal Housing Authority, giving them a high credit rating. The hospital did not meet its payments so the FHA guarantee came into play. We based our purchase decision on a thorough analysis of the guarantee's sinking-fund and call provisions, by which we determined that the bonds offered an attractively high yield despite being guaranteed credits. We regard this investment as a "core" position for the Fund -- a long-term holding that we believe will add stability to the portfolio.

The municipal bond market has not advanced the way the Treasury market has, and we do not believe it will. Treasurys have risen on heavy demand from foreign investors, who have no incentive to buy U.S. tax-exempt bonds. Conversely, if foreign investors began to exit the Treasury market, it would be unlikely to pull the muni market down much. We do not expect major changes in the market over the next six months, nor do we expect to change our strategy or investment themes.



1 Unless otherwise noted, all portfolio weightings represent percentages of net assets as of August 31, 1998; all holdings are subject to change.

PaineWebber Tax-Free Bond Funds                                Semiannual Report



--------------------------------------------------------------------------------

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND



PaineWebber New York
Tax-Free Income Fund
fund Profile

Goal:

High current income exempt from federal income tax, and New York State and New York City personal income taxes

Portfolio Managers:

Elbridge T. Gerry III,
Richard S. Murphy,
Mitchell Hutchins
Asset Management Inc.

Total Net Assets:
$46.2 million as of
August 31, 1998

Dividend Payments:
Monthly


Performance

The Fund's total return (the net asset value change with dividends reinvested) for the six-month period ended August 31, 1998, without deducting sales charges, was 3.87% for Class A shares, 3.47% for Class B shares, 3.59% for Class C shares. Class Y shares commenced issuance on May 21, 1998; for that 103-day period they returned 2.91%.

The Fund's total return may be lower for shareowners who purchased or redeemed shares during the period. After deducting the maximum applicable sales charges, Class A shares lost 0.25%, Class B shares lost 1.53% and Class C shares gained 2.84%. Class Y shares are not subject to sales charges.

Portfolio

Highlights

During the reporting period, the highlight of the New York municipal market was the largest bond issue ever for the Long Island Power Authority. This $3.3 billion issue funded the buyout of the Long Island Electric Company (LILCO).

As spreads in the New York market widened to make room for the increased supply, we were able to purchase some of the new bonds at attractive prices. As of August 31, 1998 the Fund's holdings of Long Island Power Authority debt represented 3.5% of net assets.

Besides presenting an attractive investment opportunity, the new Long Island Power Authority issuance program should further benefit the Fund because the proceeds of the next issue are expected to prerefund our current holdings of LILCO debt (2.3%).1



Outlook

--------------------------------------------------------------------------------

Global economic disruptions could continue to exert downward pressure on interest rates. The Federal Reserve has lowered rates twice in an effort to stave off harm to the U.S. economy. While global unrest and its effects on our shores continue to unfold, we remain cautiously optimistic in the municipal markets. Currently, municipal bonds are historically cheap compared to taxable bonds, suggesting that municipals have relative upside potential.

PAINEWEBBER
NEW YORK
TAX-FREE
INCOME FUND

Top Five Sectors
August 31, 1998

General obligation 20.4%
------------------------
Power 16.3%
-----------
Fuel tax 11.3%
--------------
Water 11.2%
-----------
Universities 6.4%
-----------------

Semiannual Report




Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

For a quarterly Fund Profile on any of the PaineWebber Tax-Free Bond Funds or other funds in the PaineWebber Family of Funds,/2/ please contact your investment executive.

Sincerely,


/s/ MARGO ALEXANDER              /s/ ELBRIDGE T. GERRY III                 /s/ CYNTHIA N. BOW

MARGO ALEXANDER                  ELBRIDGE T. GERRY III                     CYNTHIA N. BOW
President                        Senior Vice President                     Portfolio Manager
Mitchell Hutchins Asset          Mitchell Hutchins Asset                   PaineWebber California
Management Inc.                  Management Inc.                           Tax-Free Income Fund
                                 Portfolio Manager, PaineWebber
                                 National Tax-Free Income Fund,
                                 PaineWebber Municipal High Income
                                 Fund, PaineWebber New York Tax-Free
                                 Income Fund and PaineWebber
                                 California Tax-Free Income Fund

/s/ RICHARD S. MURPHY            /s/ WILLIAM W. VERONDA

RICHARD S. MURPHY                WILLIAM W. VERONDA
Portfolio Manager                Portfolio Manager
PaineWebber National Tax-Free    PaineWebber Municipal High
Income Fund, PaineWebber         Income Fund
New York Tax-Free Income Fund







This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended August 31, 1998, and reflects our views at the time of writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

/2/ Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
PERFORMANCE RESULTS (UNAUDITED)

                         NET ASSET VALUE                      TOTAL RETURN/1/
                -------------------------------------- --------------------------------
                                                          12 MONTHS         6 MONTHS
                08/31/98   02/28/98        08/31/97    ENDED 08/31/98    ENDED 08/31/98
---------------------------------------------------------------------------------------
CLASS A
 SHARES          $11.50       $11.39          $11.06           9.06%          3.54%
---------------------------------------------------------------------------------------
CLASS B
 SHARES           11.50        11.39           11.07           8.09           3.11
---------------------------------------------------------------------------------------
CLASS C SHARES    11.49        11.38           11.06           8.39           3.25
---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                  NET ASSET VALUE
                ----------------------
PERIOD                                  CAPITAL GAINS                        TOTAL
COVERED         BEGINNING  ENDING        DISTRIBUTED   DIVIDENDS PAID      RETURN/1/
---------------------------------------------------------------------------------------
09/16/85 -
  12/31/85       $ 9.57    $      10.09         --              $0.1827       7.41%
---------------------------------------------------------------------------------------
1986              10.09           11.18         --               0.7883      19.18
---------------------------------------------------------------------------------------
1987              11.18           10.49         --               0.7564       0.65
---------------------------------------------------------------------------------------
1988              10.49           10.74         --               0.7908      10.20
---------------------------------------------------------------------------------------
1989              10.74           10.95         --               0.7384       9.11
---------------------------------------------------------------------------------------
1990              10.95           10.88       $0.0340            0.7362       6.68
---------------------------------------------------------------------------------------
1991              10.88           11.29        0.0268            0.7064      10.84
---------------------------------------------------------------------------------------
1992              11.29           11.29        0.1701            0.6504       7.49
---------------------------------------------------------------------------------------
1993              11.29           11.70        0.3052            0.6077      11.96
---------------------------------------------------------------------------------------
1994              11.70           10.09        0.0969            0.5844      (8.07)
---------------------------------------------------------------------------------------
1995              10.09           11.18         --               0.5713      16.80
---------------------------------------------------------------------------------------
1996              11.18           10.94         --               0.5271       2.74
---------------------------------------------------------------------------------------
1997              10.94           11.37         --               0.5056       8.80
---------------------------------------------------------------------------------------
01/01/98-
  08/31/98        11.37           11.50         --               0.3361       4.18
---------------------------------------------------------------------------------------
                                  TOTALS: $0.6330               $8.4818
---------------------------------------------------------------------------------------
                           CUMULATIVE TOTAL RETURN AS OF 08/31/98:          175.60%
---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                  NET ASSET VALUE
                ----------------------
PERIOD                                  CAPITAL GAINS                        TOTAL
COVERED         BEGINNING  ENDING        DISTRIBUTED    DIVIDENDS PAID     RETURN/1/
---------------------------------------------------------------------------------------
07/01/91 -
  12/31/91       $10.95          $11.29       $0.0268           $0.3043       6.20%
---------------------------------------------------------------------------------------
1992              11.29           11.29        0.1701            0.5631       6.67
---------------------------------------------------------------------------------------
1993              11.29           11.70        0.3052            0.5188      11.11
---------------------------------------------------------------------------------------
1994              11.70           10.10        0.0969            0.5029      (8.69)
---------------------------------------------------------------------------------------
1995              10.10           11.19          --              0.4899      15.91
---------------------------------------------------------------------------------------
1996              11.19           10.95          --              0.4449       1.96
---------------------------------------------------------------------------------------
1997              10.95           11.38          --              0.4213       7.96
---------------------------------------------------------------------------------------
01/01/98 -
  08/31/98        11.38           11.50          --              0.2799       3.57
---------------------------------------------------------------------------------------
                                  TOTALS: $0.5990               $3.5251
---------------------------------------------------------------------------------------
                           CUMULATIVE TOTAL RETURN AS OF 08/31/98:           53.35%
---------------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

            NET ASSET VALUE
            ----------------
PERIOD                       CAPITAL GAINS
COVERED     BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID TOTAL RETURN/1/
-------------------------------------------------------------------------
07/02/92 -
  12/31/92   $11.41   $11.28    $0.1701       $0.2625           2.68%
-------------------------------------------------------------------------
1993          11.28    11.69     0.3052        0.5477          11.40
-------------------------------------------------------------------------
1994          11.69    10.09     0.0969        0.5295          (8.47)
-------------------------------------------------------------------------
1995          10.09    11.17       --          0.5149          16.09
-------------------------------------------------------------------------
1996          11.17    10.94       --          0.4713           2.31
-------------------------------------------------------------------------
1997          10.94    11.37       --          0.4487           8.24
-------------------------------------------------------------------------
01/01/98 -
  08/31/98    11.37    11.49       --          0.2984           3.74
-------------------------------------------------------------------------
                         TOTALS: $0.5722      $3.0730
-------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURN AS OF
                                                08/31/98:      39.64%
-------------------------------------------------------------------------

AVERAGE ANNUAL RETURN

                                                            % RETURN AFTER DEDUCTING
                          % RETURN WITHOUT SALES CHARGE       MAXIMUM SALES CHARGE
                          -------------------------------- -----------------------------
                                      CLASS                          CLASS
                          -------------------------------- -----------------------------
                                 A*        B**       C***        A*       B**      C***
----------------------------------------------------------------------------------------
Twelve Months Ended
 09/30/98                      9.50%      8.53% 8.92%          5.16%     3.53%     8.17%
----------------------------------------------------------------------------------------
FIVE YEARS ENDED
 09/30/98                      5.08       4.26    4.54         4.23      3.93      4.54
----------------------------------------------------------------------------------------
TEN YEARS ENDED 09/30/98       7.29        N/A     N/A         6.85       N/A       N/A
----------------------------------------------------------------------------------------
COMMENCEMENT OF
 OPERATIONS THROUGH
 09/30/98+                     8.21       6.30    5.75         7.87      6.30      5.75
----------------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET
  ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

* MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4% OF THE PUBLIC OFFERING PRICE. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.

** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5% AND IS REDUCED TO 0% AFTER 6 YEARS. CLASS B SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

*** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 0.75% AND IS
    REDUCED TO 0% AFTER 1 YEAR. CLASS C SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

+ COMMENCEMENT OF ISSUANCE DATES ARE SEPTEMBER 16, 1985, JULY 1, 1991 AND JULY 2, 1992 FOR CLASS A, CLASS B AND CLASS C SHARES, RESPECTIVELY.

NOTE: THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF INVESTORS, INCLUDING PARTICIPANTS IN CERTAIN INVESTMENT PROGRAMS THAT ARE SPONSORED BY PAINEWEBBER AND THAT MAY INVEST IN PAINEWEBBER MUTUAL FUNDS. FOR THE SIX MONTHS ENDED AUGUST 31, 1998 AND FOR THE PERIOD SINCE INCEPTION, FEBRUARY 5, 1998 THROUGH AUGUST 31, 1998, CLASS Y SHARES HAD A TOTAL RETURN OF 3.78% AND 3.43%, RESPECTIVELY. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
PERFORMANCE RESULTS (UNAUDITED)

                          NET ASSET VALUE                   TOTAL RETURN/1/
                ------------------------------------ -----------------------------
                                                       12 MONTHS       6 MONTHS
                08/31/98  02/28/98     08/31/97      ENDED 08/31/98 ENDED 08/31/98
----------------------------------------------------------------------------------
CLASS A SHARES   $12.05    $11.97       $11.76            8.34%          3.18%
----------------------------------------------------------------------------------
CLASS B SHARES    12.05     11.97        11.75            7.55           2.76
----------------------------------------------------------------------------------
CLASS C SHARES    12.05     11.97        11.76            7.76           2.90
----------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                 NET ASSET VALUE
                ------------------   CAPITAL GAINS                      TOTAL
PERIOD COVERED  BEGINNING  ENDING     DISTRIBUTED    DIVIDENDS PAID   RETURN/1/
----------------------------------------------------------------------------------
12/03/84 -
  12/31/84       $ 9.57    $ 9.60                          --             0.31%
----------------------------------------------------------------------------------
1985               9.60     10.45         --            $0.8903         19.00
----------------------------------------------------------------------------------
1986              10.45     11.39         --             0.8246         17.38
----------------------------------------------------------------------------------
1987              11.39     10.74         --             0.7823          1.30
----------------------------------------------------------------------------------
1988              10.74     11.06         --             0.8244         10.98
----------------------------------------------------------------------------------
1989              11.06     11.23         --             0.8041          9.11
----------------------------------------------------------------------------------
1990              11.23     11.15         --             0.7843          6.55
----------------------------------------------------------------------------------
1991              11.15     11.56       $0.0365          0.7519         11.12
----------------------------------------------------------------------------------
1992              11.56     11.62        0.1314          0.7043          8.01
----------------------------------------------------------------------------------
1993              11.62     12.25        0.1208          0.6507         12.32
----------------------------------------------------------------------------------
1994              12.25     10.75        0.0135          0.6264        (7.14)
----------------------------------------------------------------------------------
1995              10.75     11.84         --             0.5954         16.01
----------------------------------------------------------------------------------
1996              11.84     11.54         --             0.5299          2.29
----------------------------------------------------------------------------------
1997              11.54     11.95        0.0836          0.5585          9.37
----------------------------------------------------------------------------------
01/01/98 -
  08/31/98        11.95     12.05         --             0.3698          4.00
----------------------------------------------------------------------------------
                                    TOTALS: $0.3858     $9.6969
----------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURN AS OF 08/31/98:     209.44%
----------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                 NET ASSET VALUE
                ------------------   CAPITAL GAINS                      TOTAL
PERIOD COVERED  BEGINNING  ENDING     DISTRIBUTED    DIVIDENDS PAID   RETURN/1/
----------------------------------------------------------------------------------
07/01/91 -
  12/31/91       $11.19    $11.55       $0.0365         $0.3222          6.50%
----------------------------------------------------------------------------------
1992              11.55     11.62        0.1314          0.6139          7.27
----------------------------------------------------------------------------------
1993              11.62     12.25        0.1208          0.5599         11.49
----------------------------------------------------------------------------------
1994              12.25     10.75        0.0135          0.5406         (7.84)
----------------------------------------------------------------------------------
1995              10.75     11.83         --             0.5094         15.05
----------------------------------------------------------------------------------
1996              11.83     11.53         --             0.4467          1.52
----------------------------------------------------------------------------------
1997              11.53     11.95        0.0836          0.4676          8.62
----------------------------------------------------------------------------------
01/01/98 -
  08/31/98        11.95     12.05         --             0.3083          3.47
----------------------------------------------------------------------------------
                                   TOTALS: $0.3858      $3.7686
----------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURN AS OF 08/31/98:     55.45%
----------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

            NET ASSET VALUE
            ----------------
PERIOD                        CAPITAL GAINS
COVERED     BEGINNING ENDING   DISTRIBUTED   DIVIDENDS PAID TOTAL RETURN/1/
---------------------------------------------------------------------------
07/02/92 -
  12/31/92   $11.71   $11.62     $0.1314        $0.2766          2.78%
---------------------------------------------------------------------------
1993          11.62    12.25      0.1208         0.5904         11.77
---------------------------------------------------------------------------
1994          12.25    10.75      0.0135         0.5696         (7.60)
---------------------------------------------------------------------------
1995          10.75    11.84       --            0.5369         15.42
---------------------------------------------------------------------------
1996          11.84    11.54       --            0.4737          1.77
---------------------------------------------------------------------------
1997          11.54    11.95      0.0836         0.4987          8.81
---------------------------------------------------------------------------
01/01/98 -
  08/31/98    11.95    12.05       --            0.3291          3.65
---------------------------------------------------------------------------
                             TOTALS: $0.3493    $3.2750
---------------------------------------------------------------------------
                              CUMULATIVE TOTAL RETURN AS OF
                                                  08/31/98:     40.62%
---------------------------------------------------------------------------

AVERAGE ANNUAL RETURN

                                                            % RETURN AFTER DEDUCTING
                          % RETURN WITHOUT SALES CHARGE       MAXIMUM SALES CHARGE
                          -------------------------------- -----------------------------
                                      CLASS                          CLASS
                          -------------------------------- -----------------------------
                                 A*        B**       C***        A*       B**      C***
----------------------------------------------------------------------------------------
Twelve Months Ended
 09/30/98                      8.39%      7.52% 7.81     %     4.08%     2.52%     7.06%
----------------------------------------------------------------------------------------
FIVE YEARS ENDED
 09/30/98                      5.09       4.30    4.55         4.22      3.97      4.55
----------------------------------------------------------------------------------------
TEN YEARS ENDED 09/30/98       7.36        N/A     N/A         6.92       N/A       N/A
----------------------------------------------------------------------------------------
COMMENCEMENT OF
 OPERATIONS THROUGH
 09/30/98+                     8.60       6.45    5.80         8.28      6.45      5.80
----------------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

* MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4% OF THE PUBLIC OFFERING PRICE. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.

** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5% AND IS REDUCED TO 0% AFTER 6 YEARS. CLASS B SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

*** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 0.75% AND IS
 REDUCED TO 0% AFTER 1 YEAR. CLASS C SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

+ COMMENCEMENT OF ISSUANCE DATES ARE DECEMBER 3, 1984, JULY 1, 1991 AND JULY 2,
  1992 FOR CLASS A, CLASS B AND CLASS C SHARES, RESPECTIVELY.


NOTE: THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF INVESTORS, INCLUDING PARTICIPANTS IN CERTAIN INVESTMENT PROGRAMS THAT ARE SPONSORED BY PAINEWEBBER AND THAT MAY INVEST IN PAINEWEBBER MUTUAL FUNDS. FOR THE SIX MONTHS ENDED AUGUST 31, 1998 AND SINCE INCEPTION, NOVEMBER 3, 1995 THROUGH AUGUST 31, 1998, CLASS Y SHARES HAD A TOTAL RETURN OF 3.33% AND 20.45%, RESPECTIVELY. FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 1998 AND FOR THE PERIOD SINCE INCEPTION, NOVEMBER 3, 1995 THROUGH SEPTEMBER 30, 1998, CLASS Y SHARES HAD AN AVERAGE ANNUAL RETURN OF 8.61% AND 7.03%, RESPECTIVELY. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER MUNICIPAL HIGH INCOME FUND
PERFORMANCE RESULTS (UNAUDITED)

                        NET ASSET VALUE                 TOTAL RETURN/1/
                -------------------------------- -----------------------------
                                                   12 MONTHS       6 MONTHS
                08/31/98  02/28/98   08/31/97    ENDED 08/31/98 ENDED 08/31/98
------------------------------------------------------------------------------
CLASS A SHARES   $10.99    $10.96      $10.65         8.81%           3.12%
------------------------------------------------------------------------------
CLASS B SHARES    10.99     10.96       10.65         7.94            2.69
------------------------------------------------------------------------------
CLASS C SHARES    10.99     10.96       10.65         8.24            2.84
------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED  BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID   RETURN/1/
------------------------------------------------------------------------------
06/23/87 -
  12/31/87       $ 9.58    $ 9.40       --          $0.3131           1.46%
------------------------------------------------------------------------------
1988               9.40      9.90       --           0.8091          14.45
------------------------------------------------------------------------------
1989               9.90     10.09       --           0.7380           9.66
------------------------------------------------------------------------------
1990              10.09      9.89       --           0.7322           5.52
------------------------------------------------------------------------------
1991               9.89     10.38     $0.0679        0.7144          13.32
------------------------------------------------------------------------------
1992              10.38     10.54      0.1406        0.6736           9.79
------------------------------------------------------------------------------
1993              10.54     10.97      0.2037        0.6180          12.14
------------------------------------------------------------------------------
1994              10.97      9.52      0.0260        0.5865          (7.77)
------------------------------------------------------------------------------
1995               9.52     10.36       --           0.6079          15.55
------------------------------------------------------------------------------
1996              10.36     10.39       --           0.5627           5.94
------------------------------------------------------------------------------
1997              10.39     10.92       --           0.5531          10.73
------------------------------------------------------------------------------
01/01/98 -
  08/31/98        10.92     10.99       --           0.3584           3.98
------------------------------------------------------------------------------
                               TOTALS: $0.4382      $7.2670
------------------------------------------------------------------------------
                                  CUMULATIVE TOTAL RETURN AS OF
                                                      08/31/98:     143.71%
------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED  BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID   RETURN/1/
------------------------------------------------------------------------------
07/01/91 -
  12/31/91       $10.05    $10.38     $0.0679       $0.3170           7.21%
------------------------------------------------------------------------------
1992              10.38     10.54      0.1406        0.5930           8.95
------------------------------------------------------------------------------
1993              10.54     10.97      0.2037        0.5349          11.30
------------------------------------------------------------------------------
1994              10.97      9.52      0.0260        0.5103          (8.47)
------------------------------------------------------------------------------
1995               9.52     10.35       --           0.5328          14.59
------------------------------------------------------------------------------
1996              10.35     10.38       --           0.4854           5.15
------------------------------------------------------------------------------
1997              10.38     10.91       --           0.4726           9.91
------------------------------------------------------------------------------
01/01/98 -
  08/31/98        10.91     10.99       --           0.3034           3.56
------------------------------------------------------------------------------
                               TOTALS: $0.4382      $3.7494
------------------------------------------------------------------------------
                                  CUMULATIVE TOTAL RETURN AS OF
                                                      08/31/98:      64.48%
------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER MUNICIPAL HIGH INCOME FUND
PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                     NET ASSET VALUE
                     ----------------  CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING   DISTRIBUTED   DIVIDENDS PAID RETURN/1/
------------------------------------------------------------------------------
07/02/92 - 12/31/92   $10.50   $10.54     $0.0135        $0.2635        3.06%
------------------------------------------------------------------------------
1993                   10.54    10.97      0.2037         0.5620       11.57
------------------------------------------------------------------------------
1994                   10.97     9.52      0.0260         0.5339       (8.23)
------------------------------------------------------------------------------
1995                    9.52    10.35       --            0.5583       14.88
------------------------------------------------------------------------------
1996                   10.35    10.39       --            0.5106        5.51
------------------------------------------------------------------------------
1997                   10.39    10.92       --            0.4999       10.18
------------------------------------------------------------------------------
01/01/98 - 08/31/98    10.92    10.99       --            0.3224        3.64
------------------------------------------------------------------------------
                                      TOTALS: $0.2432    $3.2506
------------------------------------------------------------------------------
                                       CUMULATIVE TOTAL RETURN AS OF
                                                           08/31/98:   46.07%
------------------------------------------------------------------------------

AVERAGE ANNUAL RETURN

                                                      % RETURN AFTER
                                       % RETURN         DEDUCTING
                                    WITHOUT SALES     MAXIMUM SALES
                                        CHARGE            CHARGE
                                    ----------------  ----------------
                                        CLASS             CLASS
                                    ----------------  ----------------
                                      A*   B**  C***    A*   B**  C***
-----------------------------------------------------------------------
TWELVE MONTHS ENDED 09/30/98        8.41% 7.44% 7.84% 4.05% 2.44% 7.09%
-----------------------------------------------------------------------
FIVE YEARS ENDED 09/30/98           5.80  4.98  5.27  4.94  4.66  5.27
-----------------------------------------------------------------------
TEN YEARS ENDED 09/30/98            8.11   N/A  N/A   7.67   N/A   N/A
-----------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS THROUGH
 09/30/98+                          8.29  7.21  6.37  7.90  7.21  6.37
-----------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

* MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4% OF THE PUBLIC OFFERING PRICE. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.

** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5% AND IS
   REDUCED TO 0% AFTER 6 YEARS. CLASS B SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

*** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 0.75% AND IS
    REDUCED TO 0% AFTER 1 YEAR. CLASS C SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

+ COMMENCEMENT OF ISSUANCE DATES ARE JUNE 23, 1987, JULY 1, 1991 AND JULY 2,
  1992 FOR CLASS A, CLASS B AND CLASS C SHARES, RESPECTIVELY.

NOTE: THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF INVESTORS, INCLUDING PARTICIPANTS IN CERTAIN INVESTMENT PROGRAMS THAT ARE SPONSORED BY PAINEWEBBER AND THAT MAY INVEST IN PAINEWEBBER MUTUAL FUNDS. FOR THE SIX MONTHS ENDED AUGUST 31, 1998 AND SINCE INCEPTION, FEBRUARY 5, 1998 THROUGH AUGUST 31, 1998, CLASS Y SHARES HAD A TOTAL RETURN OF 3.25% AND 3.16%, RESPECTIVELY. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND
PERFORMANCE RESULTS (UNAUDITED)

                        NET ASSET VALUE                 TOTAL RETURN/1/
                -------------------------------- -----------------------------
                                                   12 MONTHS       6 MONTHS
                08/31/98  02/28/98   08/31/97    ENDED 08/31/98 ENDED 08/31/98
------------------------------------------------------------------------------
CLASS A SHARES   $11.26    $11.12      $10.82          9.24%          3.87%
------------------------------------------------------------------------------
CLASS B SHARES    11.26     11.12       10.82          8.42           3.47
------------------------------------------------------------------------------
CLASS C SHARES    11.26     11.12       10.83          8.57           3.59
------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED  BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID   RETURN/1/
------------------------------------------------------------------------------
09/23/88 -
  12/31/88       $ 9.60    $ 9.61       --          $0.1630           1.82%

------------------------------------------------------------------------------
1989               9.61      9.84       --           0.6931           9.90
------------------------------------------------------------------------------
1990               9.84      9.68       --           0.6797           5.53
------------------------------------------------------------------------------
1991               9.68     10.22       --           0.6637          12.85
------------------------------------------------------------------------------
1992              10.22     10.55       --           0.6442           9.85
------------------------------------------------------------------------------
1993              10.55     11.26     $0.0253        0.5796          12.72
------------------------------------------------------------------------------
1994              11.26      9.68      0.1017        0.5095          (8.48)
------------------------------------------------------------------------------
1995               9.68     10.81       --           0.5397          17.57
------------------------------------------------------------------------------
1996              10.81     10.65       --           0.5175           3.46
------------------------------------------------------------------------------
1997              10.65     11.10       --           0.5135           9.31
------------------------------------------------------------------------------
01/01/98 -
  08/31/98        11.10     11.26       --           0.3262           4.52
------------------------------------------------------------------------------
                                TOTALS: $0.1270     $5.8297
------------------------------------------------------------------------------
                                  CUMULATIVE TOTAL RETURN AS OF
                                                      08/31/98:     109.85%
------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED  BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID   RETURN/1/
------------------------------------------------------------------------------
07/01/91 -
  12/31/91       $ 9.81    $10.22       --          $0.2930           7.25%

------------------------------------------------------------------------------
1992              10.22     10.55       --           0.5654           9.02
------------------------------------------------------------------------------
1993              10.55     11.25     $0.0253        0.4959          11.78
------------------------------------------------------------------------------
1994              11.25      9.68      0.1017        0.4362          (9.08)
------------------------------------------------------------------------------
1995               9.68     10.81       --           0.4616          16.71
------------------------------------------------------------------------------
1996              10.81     10.65       --           0.4385           2.69
------------------------------------------------------------------------------
1997              10.65     11.10       --           0.4329           8.50
------------------------------------------------------------------------------
01/01/98 -
  08/31/98        11.10     11.26       --           0.2777           4.03
------------------------------------------------------------------------------
                                TOTALS: $0.1270     $3.4012
------------------------------------------------------------------------------
                                  CUMULATIVE TOTAL RETURN AS OF
                                                      08/31/98:      62.10%
------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND
PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                     NET ASSET VALUE
                     ----------------  CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING   DISTRIBUTED   DIVIDENDS PAID RETURN/1/
------------------------------------------------------------------------------
07/02/92 - 12/31/92   $10.45   $10.56       --           $0.2663        3.65%

------------------------------------------------------------------------------
1993                   10.56    11.26     $0.0253         0.5226       12.04
------------------------------------------------------------------------------
1994                   11.26     9.69      0.1017         0.4613       (8.81)
------------------------------------------------------------------------------
1995                    9.69    10.81       --            0.4875       16.87
------------------------------------------------------------------------------
1996                   10.81    10.65       --            0.4651        2.95
------------------------------------------------------------------------------
1997                   10.65    11.10       --            0.4600        8.77
------------------------------------------------------------------------------
01/01/98 - 08/31/98    11.10    11.26       --            0.2964        4.18
------------------------------------------------------------------------------
                                      TOTALS: $0.1270    $2.9592
------------------------------------------------------------------------------
                                       CUMULATIVE TOTAL RETURN AS OF
                                                           08/31/98:   44.36%
------------------------------------------------------------------------------

AVERAGE ANNUAL RETURN

                                                                % RETURN AFTER
                                                 % RETURN         DEDUCTING
                                              WITHOUT SALES     MAXIMUM SALES
                                                  CHARGE            CHARGE
                                              ----------------  ----------------
                                                  CLASS             CLASS
                                              ----------------  ----------------
                                                A*   B**  C***    A*   B**  C***
---------------------------------------------------------------------------------
TWELVE MONTHS ENDED 09/30/98                  9.41% 8.48% 8.84% 5.08% 3.48% 8.09%
---------------------------------------------------------------------------------
FIVE YEARS ENDED 09/30/98                     5.52  4.72  5.00  4.67  4.38  5.00
---------------------------------------------------------------------------------
TEN YEARS ENDED 09/30/98                      7.84   N/A  N/A   7.40   N/A   N/A
---------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS THROUGH 09/30/98+  7.82  7.08  6.27  7.38  7.08  6.27
---------------------------------------------------------------------------------

/1/ FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

* MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4% OF THE PUBLIC OFFERING PRICE. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.

** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5% AND IS
   REDUCED TO 0% AFTER 6 YEARS. CLASS B SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

*** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 0.75% AND IS
    REDUCED TO 0% AFTER 1 YEAR. CLASS C SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

+ COMMENCEMENT OF ISSUANCE DATES ARE SEPTEMBER 23, 1988, JULY 1, 1991 AND JULY 2, 1992 FOR CLASS A, CLASS B AND CLASS C SHARES, RESPECTIVELY.

NOTE: THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF INVESTORS, INCLUDING PARTICIPANTS IN CERTAIN INVESTMENT PROGRAMS THAT ARE SPONSORED BY PAINEWEBBER AND THAT MAY INVEST IN PAINEWEBBER MUTUAL FUNDS. SINCE INCEPTION, MAY 21, 1998 THROUGH AUGUST 31, 1998, CLASS Y SHARES HAD A TOTAL RETURN OF 2.91%. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CAPITAL GAIN DISTRIBUTIONS AND GAINS REALIZED ON THE SALE OF FUND SHARES ARE TAXABLE.

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS                             AUGUST 31, 1998 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                              MATURITY          INTEREST
   (000)                                               DATES             RATES         VALUE
 ---------                                      -------------------- -------------- ------------
 MUNICIPAL BONDS AND NOTES -- 108.54%
  $ 1,000  CALIFORNIA EDUCATIONAL FACILITIES
            AUTHORITY
            LOS ANGELES COLLEGE OF
            CHIROPRACTIC MEDICINE............         11/01/17           5.600%     $  1,040,360
    2,000  CALIFORNIA HEALTH FACILITIES
            FINANCING AUTHORITY
            KAISER PERMANENTE HOSPITAL SERIES
            A................................         10/01/18           7.000         2,100,120
    2,000  CALIFORNIA HOUSING FINANCE AGENCY
            REVENUE SERIES G.................         08/01/14           6.100         2,128,500
    1,925  CALIFORNIA STATE DEPARTMENT OF
            WATER RESOURCES CENTRAL VALLEY
            PROJECT REVENUE WATER SYSTEMS
            SERIES Q.........................         12/01/17           5.250         1,961,633
   10,450  CALIFORNIA STATE PUBLIC WORKS
            BOARD DEPARTMENT OF CORRECTIONS
            SERIES B (MBIA INSURED) .........         11/01/19           5.625        11,110,440
    4,000+ CALIFORNIA STATE UNIVERSITY
            REVENUE HOUSING SYSTEMS (FGIC
            INSURED).........................         11/01/21           5.900         4,338,600
    5,000  CALIFORNIA STATEWIDE COMMUNITIES
            DEVELOPMENT AUTHORITY ...........         05/15/25       5.100 TO 5.250    5,072,300
    1,000  UNIVERSITY OF CALIFORNIA REVENUES
            MULTIPLE PURPOSE PROJECTS SERIES
            C (AMBAC INSURED)................         09/01/11           5.250         1,045,830
    2,000  ABAG FINANCE AUTHORITY FOR
            NONPROFIT CORPORATIONS
            CERTIFICATES OF PARTICIPATION
            RHODA HAAS GOLDMAN PLAZA.........         05/15/15           5.125         2,011,220
    4,315  ALUM ROCK UNIFIED ELEMENTARY
            SCHOOL DISTRICT (FGIC INSURED) ..         09/01/18           5.250         4,419,552
    2,690  BEVERLY HILLS CERTIFICATES OF
            PARTICIPATION....................   06/01/15 TO 06/01/19 6.750 TO 7.000    2,801,918
    1,830  CAPISTRANO UNIFIED SCHOOL DISTRICT
            CERTIFICATES OF PARTICIPATION....         02/01/18           5.200         1,847,806
    1,350  CONTRA COSTA TRANSPORTATION
            AUTHORITY SALES TAX REVENUE BONDS
            SERIES A.........................         03/01/07           6.875         1,470,609
    2,715  DEL MAR RACE TRACK AUTHORITY......   08/15/11 TO 08/15/13 6.200 TO 6.450    2,904,696
      650  DUARTE REDEVELOPMENT AGENCY TAX
            ALLOCATION DAVIS ADDITION
            PROJECT..........................         09/01/14           6.700           698,730
    4,000  FONTANA REDEVELOPMENT AGENCY TAX
            ALLOCATION
            JURUPA HILLS REDEVELOPMENT PROJECT
            .................................   10/01/24 TO 10/01/27 5.500 TO 7.200    4,341,900
    2,000  FOOTHILL DE ANZA COMMUNITY COLLEGE
            DISTRICT CERTIFICATES OF
            PARTICIPATION
            (AMBAC INSURED)..................         09/01/13           6.250         2,212,800
    2,000  FREMONT UNIFIED SCHOOL DISTRICT
            ALAMEDA COUNTY SERIES F (MBIA
            INSURED)                                  08/01/16           5.875         2,188,420
    4,275  GLENDALE UNIFIED SCHOOL DISTRICT
            SERIES B (FSA INSURED)...........         09/01/18           5.500         4,478,148
    2,000  HUNTINGTON PARK PUBLIC FINANCING
            AUTHORITY WASTEWATER SYSTEMS
            PROJECT REVENUE BONDS SERIES A++.         10/01/25           6.200         2,079,540
    1,000  INTERMODAL CONTAINER TRANSFER
            FACILITIES SOUTHERN PACIFIC
            TRANSFER COMPANY SERIES A........         11/01/14           7.700         1,056,080
      200  IRVINE RANCH WATER DISTRICT SERIES
            A................................         09/01/98           3.000*          200,000
    1,500  LA MIRADA REDEVELOPMENT AGENCY
            SPECIAL TAX COMMUNITY FACILITIES
            DISTRICT NUMBER 89-1.............         10/01/20           5.700         1,516,110
    1,450  LONG BEACH INDUSTRIAL DEVELOPMENT
            REVENUE CSU FOUNDATION SERIES A..         02/01/23           5.250         1,434,195
    3,000  LOS ANGELES DEPARTMENT OF WATER &
            POWER REVENUE BONDS
            (CROSSOVER REFUNDED TO 01/15/01 @
            102).............................         01/15/31           7.100         3,277,950
    5,750  LOS ANGELES HARBOR DEPARTMENT
            REVENUE BONDS SERIES B...........   11/01/23 TO 08/01/25 5.375 TO 6.625    6,089,960
    2,200  M-S-R PUBLIC POWER AGENCY SAN JUAN
            PROJECT REVENUE BONDS SERIES E
            (MBIA INSURED)...................         07/01/17           6.500         2,387,594
    6,470  MENLO PARK COMMUNITY DEVELOPMENT
            AGENCY TAX ALLOCATION LAS PULGAS
            COMMUNITY DEVELOPMENT PROJECT
            (AMBAC INSURED)..................         06/01/16           5.375         6,761,603
    1,755  MODESTO PUBLIC FINANCING AUTHORITY
            JOHN THURMAN FIELD RENOVATION
            PROJECT..........................         11/01/16           6.125         1,880,360
    2,625  MOJAVE WATER AGENCY IMPROVEMENT
            DISTRICT MORONGO BASIS (FGIC
            INSURED).........................         09/01/15           5.750         2,859,780
    4,180  MOULTON NIGUEL WATER DISTRICT
            (MBIA INSURED)...................         09/01/13           5.250         4,338,506
    1,000  OAKLAND GENERAL OBLIGATION BONDS
            SERIES C (MBIA INSURED) .........         12/15/22           5.900         1,088,630
    2,235  ORANGE COUNTY COMMUNITY FACILITIES
            SPECIAL TAX
            RANCHO SANTA MARGARITA DISTRICT
            NUMBER 86-2 SERIES A.............   08/15/12 TO 08/15/17 5.375 TO 5.550    2,257,898
      710  ORANGE COUNTY MORTGAGE REVENUE
            BONDS (GNMA INSURED).............         09/01/16           7.800           724,995

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 MUNICIPAL BONDS AND NOTES
  (CONCLUDED)
  $ 5,000  ORANGE COUNTY RECOVERY
            CERTIFICATES OF
            PARTICIPATION SERIES A
            (MBIA INSURED).........         07/01/26           6.000%     $  5,501,350
    1,800  POWAY COMMUNITY
            FACILITIES DISTRICT
            SPECIAL TAX NUMBER 88-1
            PARKWAY BUSINESS
            CENTER.................   08/15/06 TO 08/15/15 5.400 TO 6.750    1,912,429
    3,120  RIVERSIDE COUNTY PUBLIC
            FINANCING REDEVELOPMENT
            PROJECT SERIES A.......         10/01/16           5.250         3,136,848
    1,305  RIVERSIDE COUNTY PUBLIC
            FINANCING AUTHORITY TAX
            ALLOCATION REVENUE
            REDEVELOPMENT PROJECTS
            SERIES A ..............         10/01/11           5.200         1,357,513
    1,180  ROHNERT PARK COMMUNITY
            DEVELOPMENT AGENCY TAX
            ALLOCATION
            (AMBAC INSURED)........         08/01/20           6.500         1,258,246
    5,500  SACRAMENTO POWER
            AUTHORITY COGENERATION
            PROJECT REVENUE .......         07/01/15           5.875         5,852,220
    2,200  SALINAS CAPITAL
            IMPROVEMENT PROJECTS
            CERTIFICATES OF
            PARTICIPATION SERIES A.         10/01/28           5.700         2,299,220
    1,300  SAN DIEGO INDUSTRIAL
            DEVELOPMENT REVENUE
            BONDS SAN DIEGO GAS &
            ELECTRIC SERIES A......         09/01/18           6.400         1,406,288
    6,000  SAN DIEGO INDUSTRIAL
            DEVELOPMENT REVENUE
            BONDS SAN DIEGO GAS &
            ELECTRIC SERIES A (MBIA
            INSURED)...............         09/01/18           6.100         6,550,200
    1,375  SAN DIEGO PUBLIC
            FACILITIES FINANCING
            AUTHORITY SEWER REVENUE
            BONDS SERIES A (FGIC
            INSURED)...............         05/15/27           5.250         1,406,557
    3,850  SAN FRANCISCO CITY AND
            COUNTY AIRPORTS
            COMMISSION
            INTERNATIONAL AIRPORT
            REVENUE SECOND SERIES
            ISSUE 16A (FSA
            INSURED)...............         05/01/13           5.500         4,095,938
    3,000  SAN FRANCISCO CITY AND
            COUNTY AIRPORTS
            COMMISSION
            INTERNATIONAL AIRPORT
            REVENUE SECOND SERIES
            ISSUE 8A (FGIC
            INSURED)...............         05/01/20           6.250         3,262,710
    2,650  SAN JOSE SANTA CLARA
            WATER FINANCING
            AUTHORITY SEWER REVENUE
            SERIES A
            (FGIC INSURED).........         11/15/15           5.375         2,777,041
      960  SAN YSIDRO SCHOOL
            DISTRICT (AMBAC
            INSURED)...............         08/01/21           6.125         1,104,931
    5,485  SANTA ANA FINANCING
            AUTHORITY REVENUE SOUTH
            HARBOR BOULEVARD B
            (MBIA INSURED)(1)......         09/01/19           5.125         5,453,571
    2,000  SANTA CLARA COUNTY
            FINANCING AUTHORITY VMC
            FACILITY REPLACEMENT
            PROJECT SERIES A (PRE-
            REFUNDED WITH U.S.
            GOVERNMENT SECURITIES
            TO 11/15/02 @102)
            (AMBAC INSURED)........         11/15/20           6.750         2,346,440
    5,000  SANTA MONICA PARKING
            AUTHORITY REVENUE
            BONDS..................         07/01/16           6.375         5,481,200
    2,000  SOUTHERN CALIFORNIA
            PUBLIC POWER AUTHORITY
            TRANSMISSION PROJECT
            REVENUE BONDS..........         07/01/20           5.500         2,036,440
    5,740  TORRANCE REDEVELOPMENT
            AGENCY TAX ALLOCATION
            SENIOR LIEN SERIES C
            (MBIA INSURED)(1)......         09/01/18           5.450         5,836,891
    2,000  PUERTO RICO ELECTRICAL
            POWER AUTHORITY REVENUE
            BONDS SERIES O (PRE-
            REFUNED WITH U.S.
            GOVERNMENT SECURITIES
            TO 07/01/99 @ 101 1/2).         07/01/14           7.125         2,083,820
      250  VIRGIN ISLANDS WATER &
            POWER AUTHORITY........         07/01/18           5.300           252,170
    1,000  VIRGIN ISLANDS WATER &
            POWER AUTHORITY SERIES
            A......................         07/01/13           5.125         1,005,660
                                                                          ------------
     TOTAL MUNICIPAL BONDS AND NOTES
 (COST -- $155,945,619).............                                       162,544,466
                                                                          ------------
 NUMBER OF
  SHARES
 ---------
 TAX-EXEMPT MONEY MARKET FUND --
   0.27%
  400,000  PROVIDENT CALIFORNIA
            MUNICIPAL MONEY FUND
            FOR TEMPORARY FUND
            INVESTMENTS (COST --
             $400,000).............                                            400,000
                                                                          ------------
          TOTAL INVESTMENTS (COST --
  $156,345,619) -- 108.81%..........                                       162,944,466
      LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (8.81)%..................                                       (13,189,724)
                                                                          ------------
 NET ASSETS -- 100.00%..............                                      $149,754,742
                                                                          ============

---------
* VARIABLE RATE DEMAND NOTES AND VARIABLE RATE CERTIFICATES OF PARTICIPATION WHICH ARE PAYABLE ON DEMAND. THE MATURITY DATE SHOWN IS THE NEXT INTEREST RATE RESET DATE; THE INTEREST RATE SHOWN IS THE CURRENT RATE AS OF AUGUST 31, 1998.
+  ENTIRE PRINCIPAL AMOUNT PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.
++ ILLIQUID SECURITY REPRESENTING 1.4% OF NET ASSETS.
(1) PURCHASED ON A FORWARD COMMITTMENT BASIS.
AMBAC AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC FINANCIAL GUARANTY INSURANCE COMPANY
FSA FINANCIAL SECURITY ASSURANCE INCORPORATED
GNMA GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MBIA MUNICIPAL BOND INVESTORS ASSURANCE

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
FUTURES CONTRACTS

 NUMBER OF                                   IN           EXPIRATION      UNREALIZED
 CONTRACTS     CONTRACTS TO BUY         EXCHANGE FOR         DATE        APPRECIATION
 --------- ------------------------   ---------------- ---------------- --------------

      5    30 YEAR U.S. TREASURY
            BONDS..................       $612,969       SEPTEMBER 98      $22,657
                                                                           =======






                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS                             AUGUST 31, 1998 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 MUNICIPAL BONDS AND NOTES --
   101.44%
 ALASKA -- 0.63%
  $ 1,460  ALASKA INDUSTRIAL
            DEVELOPMENT & EXPORT
            AUTHORITY POWER REVENUE
            UPPER LYNN CANAL
            REGIONAL POWER.........         01/01/12           5.700%     $  1,473,958
      415  ALASKA STATE HOUSING
            FINANCE CORPORATION....         06/01/22           7.100           441,427
                                                                          ------------
                                                                             1,915,385
                                                                          ------------
 ARIZONA -- 6.09%
   10,510  MARICOPA COUNTY
            COMMUNITY COLLEGE
            DISTRICT...............         07/01/07           6.000        11,477,656
    3,700  PHOENIX GENERAL
            OBLIGATION.............         07/01/16           6.250         4,367,221
    2,500  TUCSON ARIZONA AIRPORT
            AUTHORITY LOCKHEED
            AERMOD CENTER
            INCORPORATED...........         09/01/19           8.700         2,763,800
                                                                          ------------
                                                                            18,608,677
                                                                          ------------
 ARKANSAS -- 0.66%
    2,000  LITTLE ROCK ARKANSAS
            CAPITAL IMPROVEMENT
            REVENUE PARKS &
            RECREATION
            PROJECTS SERIES A......         01/01/18           5.700         2,019,780
                                                                          ------------
 CALIFORNIA -- 2.29%
      160  CALIFORNIA STATE (FGIC
            INSURED)...............         11/01/12           7.000           187,153
    1,920  LONG BEACH AQUARIUM OF
            THE PACIFIC CALIFORNIA
            REVENUE................         07/01/23           6.125         2,029,037
    4,500  SACRAMENTO POWER
            AUTHORITY COGENERATION
            PROJECT REVENUE........         07/01/15           5.875         4,788,180
                                                                          ------------
                                                                             7,004,370
                                                                          ------------
 COLORADO -- 0.67%
    1,650  BLACK HAWK COLORADO
            DEVICE TAX REVENUE.....   12/01/12 TO 12/01/21 5.500 TO 5.625    1,641,685
      400  MOFFAT COUNTY POLLUTION
            CONTROL REVENUE (AMBAC
            ISSUED)................         09/01/98           3.700*          400,000
                                                                          ------------
                                                                             2,041,685
                                                                          ------------
 CONNECTICUT -- 0.51%
    1,500  MASHANTUCKET WESTERN
            PEQUOT TRIBE
            CONNECTICUT SPECIAL
            REVENUE (1)............         09/01/12           5.700         1,571,190
                                                                          ------------
 DISTRICT OF COLUMBIA -- 1.24%
    3,355  DISTRICT OF COLUMBIA
            HOSPITAL REVENUE
            MEDLANTIC HEALTHCARE
            GROUP
            (MBIA INSURED) ........         08/15/09           6.000         3,777,160
                                                                          ------------
 FLORIDA -- 3.40%
    6,000  HILLSBOROUGH COUNTY
            FLORIDA INDUSTRIAL
            DEVELOPMENT AUTHORITY
            POLLUTION CONTROL
            REVENUE ...............         05/01/22           8.000         6,932,520
    3,000  PLANT CITY UTILITY
            SYSTEMS REVENUE (MBIA
            INSURED)...............         10/01/15           6.000         3,451,350
                                                                          ------------
                                                                            10,383,870
                                                                          ------------

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 MUNICIPAL BONDS AND NOTES
  (CONTINUED)
 GEORGIA -- 8.18%
  $ 5,900  ATLANTA GEORGIA.........         12/01/11           5.900%     $  6,505,989
    5,000  CONYERS WATER AND SEWAGE
            REVENUE (AMBAC
            INSURED)...............         07/01/15           6.600         5,719,250
    3,000  GEORGIA MUNICIPAL
            ELECTRIC AUTHORITY
            POWER REVENUE..........         01/01/12           6.250         3,446,940
    8,000  HALL COUNTY SCHOOL
            DISTRICT (PRE-REFUNDED
            WITH U.S. GOVERNMENT
            SECURITIES TO 12/01/04
            @ 102) (AMBAC INSURED).         12/01/14           6.700         9,313,200
                                                                          ------------
                                                                            24,985,379
                                                                          ------------
 HAWAII -- 0.36%
    1,000  HAWAII STATE DEPARTMENT
            BUDGET AND FINANCE
            SPECIAL PURPOSE REVENUE
            (MBIA INSURED).........         05/01/26           6.200         1,097,810
                                                                          ------------
 IDAHO -- 0.52%
    1,480  IDAHO HOUSING AGENCY
            (FHA INSURED)..........         07/01/24           7.500         1,580,018
                                                                          ------------
 ILLINOIS -- 12.64%
      500  CHICAGO METROPOLITAN
            WATER RECLAMATION
            DISTRICT...............         12/01/10           7.000           617,755
    2,500  CHICAGO SERIES A2 (AMBAC
            INSURED)...............         01/01/15           6.250         2,919,425
   14,500  ILLINOIS BOARD OF
            EDUCATION CHICAGO
            SCHOOL REFORM (AMBAC
            INSURED)...............   12/01/17 TO 12/01/30 5.250 TO 5.800   15,065,435
    1,000  ILLINOIS BOARD OF
            EDUCATION CHICAGO
            SCHOOL REFORM (MBIA
            INSURED)...............         12/01/12           6.250         1,167,550
    4,335  ILLINOIS DEVELOPMENT
            FINANCE AUTHORITY
            CITIZENS UTILITIES.....         08/01/20           7.150         4,575,593
    3,625  ILLINOIS DEVELOPMENT
            FINANCE AUTHORITY
            REVENUE REFUNDING
            COMMUNITY REHAB
            PROVIDERS A............   07/01/09 TO 07/01/15 5.900 TO 6.000    3,839,594
      660  ILLINOIS HEALTH
            FACILITIES AUTHORITY
            REVENUE EVANGELICAL
            HOSPITAL...............         04/15/17           6.750           786,581
    2,000  METROPOLITAN PIER &
            EXPOSITION AUTHORITY
            (ILLINOIS) MCCORMICK
            PLACE CONVENTION
            COMPLEX................         07/01/26           7.000         2,515,820
    1,170  NORTHERN ILLINOIS
            UNIVERSITY (PRE-
            REFUNDED WITH U.S.
            GOVERNMENT SECURITIES
            TO 10/01/09 @ 100).....         04/01/13           10.400        1,713,523
    4,620  REGIONAL TRANSPORTATION
            AUTHORITY (PRE-REFUNDED
            WITH U.S. GOVERNMENT
            SECURITIES TO 06/01/04
            @ 102) (FGIC INSURED)..         06/01/14           7.100         5,418,752
                                                                          ------------
                                                                            38,620,028
                                                                          ------------
 INDIANA -- 1.95%
    2,550  EAST CHICAGO INDIANA
            MULTI SCHOOL BUILDING
            CORPORATION (AMBAC
            INSURED)...............         07/15/14           5.500         2,674,057
    3,000  INDIANA HEALTH FACILITY
            FINANCE AUTHORITY
            METHODIST HOSPITAL OF
            INDIANA................         09/01/15           5.750         3,291,870
                                                                          ------------
                                                                             5,965,927
                                                                          ------------
 KANSAS -- 1.71%
    5,000  KANSAS STATE DEPARTMENT
            TRANSPORTATION HIGHWAY
            REVENUE ...............         03/01/13           5.375         5,224,150
                                                                          ------------
 MARYLAND -- 1.01%
    2,750  PRINCE GEORGES COUNTY
            MARYLAND POLLUTION
            CONTROL REVENUE
            REFUNDING POTOMAC
            ELECTRIC PROJECT.......         03/15/10           5.750         3,075,132
                                                                          ------------

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------

 MUNICIPAL BONDS AND NOTES
  (CONTINUED)
 MASSACHUSETTS -- 4.94%
  $ 3,000  MASSACHUSETTS STATE
            WATER RESOURCES
            AUTHORITY (MBIA
            INSURED)...............         11/01/15           5.500%     $  3,123,720
   10,115  MASSACHUSETTS STATE
            TURNPIKE AUTHORITY
            METROPOLITAN HIGHWAY
            SYSTEMS REVENUE
            (MBIA INSURED)            01/01/27 TO 01/01/37     5.000         9,964,558
    1,770  MASSACHUSETTS WATER
            RESOURCES AUTHORITY....         12/01/11           6.000         2,017,446
                                                                          ------------
                                                                            15,105,724
                                                                          ------------
 MICHIGAN -- 0.68%
    1,915  ROYAL OAK HOSPITAL
            FINANCE AUTHORITY
            WILLIAM BEAUMONT
            HOSPITAL...............         01/01/19           6.625         2,083,118
                                                                          ------------
 MINNESOTA -- 0.44%
    1,280  MINNESOTA STATE HOUSING
            FINANCE AGENCY.........         01/01/23           8.000         1,354,240
                                                                          ------------
 MISSISSIPPI -- 2.06%
    6,045  CLAIBORNE COUNTY
            MISSISSIPPI POLLUTION
            CONTROL REVENUE MIDDLE
            SOUTH ENERGY
            INCORPORATED...........         12/01/14           9.875         6,299,676
                                                                          ------------
 NEW HAMPSHIRE -- 0.62%
    1,275  NEW HAMPSHIRE HIGHER
            EDUCATIONAL & HEALTH
            FACILITIES AUTHORITY
            REVENUE NEW HAMPSHIRE
            COLLEGE................         01/01/07           5.950         1,345,954
      500  NEW HAMPSHIRE INDUSTRIAL
            DEVELOPMENT AUTHORITY
            CENTRAL MAINE
            POWER COMPANY..........         05/01/14           7.375           545,710
                                                                          ------------
                                                                             1,891,664
                                                                          ------------
 NEW JERSEY -- 6.20%
    2,500  NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            ECONOMIC DEVELOPMENT
            REVENUE ...............         04/01/18           6.375         2,500,025
    1,890  NEW JERSEY HOUSING
            GENERAL RESOLUTION
            SERIES A...............         11/01/04           6.700         2,021,506
   12,000  NEW JERSEY STATE
            TURNPIKE AUTHORITY
            (MBIA INSURED)+........         01/01/16           6.500        14,428,800
                                                                          ------------
                                                                            18,950,331
                                                                          ------------
 NEW YORK -- 14.19%
    4,350  LONG ISLAND POWER
            AUTHORITY NEW YORK
            ELECTRIC SYSTEMS
            REVENUE GENERAL
            SERIES A ..............         12/01/29           5.500         4,469,408
    4,500  NEW YORK CITY...........         08/01/17           5.375         4,591,080
    3,000  NEW YORK CITY INDUSTRIAL
            DEVELOPMENT BONDS
            BROOKLYN NAVY YARD.....         10/01/36           5.750         3,082,770
    6,805  NEW YORK STATE ENERGY
            RESEARCH & DEVELOPMENT
            LONG ISLAND LIGHTING...   09/01/19 TO 02/01/22     7.150         7,469,780
    2,400  NEW YORK STATE
            ENVIRONMENTAL
            FACILITIES CORPORATION
            STATE WATER POLLUTION
            CONTROL................         06/15/14           6.875         2,733,720
    3,600  NEW YORK STATE
            ENVIRONMENTAL
            FACILITIES CORPORATION
            STATE WATER POLLUTION
            CONTROL (PRE-REFUNDED
            WITH U.S. GOVERNMENT
            SECURITIES TO 06/15/04
            @ 101.50)..............         06/15/14           6.875         4,164,696
    3,825  NEW YORK STATE LOCAL
            GOVERNMENT ASSISTANCE
            CORPORATION............         04/01/14           6.000         4,383,603
    3,100  TRIBOROUGH BRIDGE &
            TUNNEL AUTHORITY.......         01/01/10           7.100         3,374,164
    2,550  TRIBOROUGH BRIDGE &
            TUNNEL AUTHORITY NEW
            YORK REVENUES GENERAL
            PURPOSE................         01/01/27           5.200         2,568,054
    1,000  PORT AUTHORITY OF NEW
            YORK & NEW JERSEY
            KENNEDY INTERNATIONAL
            AIRPORT COGENERATION
            PROJECT 4TH INSTALLMENT
            PROJECT................         10/01/11           6.750         1,110,170
    4,960  NEW YORK CITY MUNICIPAL
            WATER FINANCE AUTHORITY
            WATER & SEWER SYSTEMS
            REVENUE SERIES A.......         06/15/12           7.100         5,425,248
                                                                          ------------
                                                                            43,372,693
                                                                          ------------

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------

 MUNICIPAL BONDS AND NOTES
 (CONTINUED)
 NORTH CAROLINA -- 1.73%
  $ 3,400  NORTH CAROLINA EASTERN
            MUNICIPAL POWER AGENCY
            (MBIA INSURED).........         01/01/13           7.000%     $  4,224,806
    1,000  NORTH CAROLINA HOUSING
            FINANCE AGENCY.........         03/01/18           6.200         1,062,670
                                                                          ------------
                                                                             5,287,476
                                                                          ------------
 NORTH DAKOTA -- 0.12%
      350  NORTH DAKOTA STATE
            HOUSING FINANCE AGENCY
            REVENUE................         07/01/16           6.300           376,803
                                                                          ------------
 OHIO -- 5.22%
    1,145  BUTLER COUNTY
            TRANSPORTATION
            IMPROVEMENT DISTRICT
            (FSA INSURED)..........         04/01/11           6.000         1,294,331
    6,000  CLEVELAND AIRPORT
            SPECIAL REVENUE
            REFUNDING CONTINENTAL
            AIRLINES INCORPORATED..         12/01/08           5.500         6,056,280
    2,250  CLEVELAND PUBLIC POWER
            SYSTEMS REVENUE........         11/15/17           7.000         2,472,030
    6,000  OHIO STATE WATER
            DEVELOPMENT AUTHORITY
            SOLID WASTE DISPOSAL
            REVENUE BAY SHORE POWER
            PROJECT................         09/01/20           5.875         6,120,180
                                                                          ------------
                                                                            15,942,821
                                                                          ------------
 OKLAHOMA -- 0.88%
    2,500  TULSA MUNICIPAL AIRPORT
            TRUST REVENUE AMERICAN
            AIRLINES INCORPORATED..         12/01/20           7.375         2,691,000
                                                                          ------------
 PENNSYLVANIA -- 2.26%
    3,365  BEAVER COUNTY
            PENNSYLVANIA POLLUTION
            CONTROL REVENUE .......         06/01/21           7.000         3,661,524
    3,000  PENNSYLVANIA STATE
            TURNPIKE COMMISSION
            REVENUE (AMBAC
            INSURED)...............         12/01/12           5.750         3,235,440
                                                                          ------------
                                                                             6,896,964
                                                                          ------------
 PUERTO RICO -- 0.55%
    1,500  PUERTO RICO COMMONWEALTH
            (MBIA INSURED).........         07/01/15           5.650         1,668,090
                                                                          ------------
 SOUTH CAROLINA -- 2.64%
    1,000  CHARLESTON WATERWORKS &
            SEWER REVENUE (AMBAC
            INSURED)...............         01/01/16           6.000         1,075,710
    6,300  PIEDMONT MUNICIPAL POWER
            AGENCY (MBIA INSURED) .         01/01/23           4.000         5,390,784
    1,500  SOUTH CAROLINA STATE
            HOUSING FINANCE
            DEVELOPMENT SINGLE
            FAMILY MORTGAGE
            PURCHASE...............         07/01/18           5.500         1,595,715
                                                                          ------------
                                                                             8,062,209
                                                                          ------------
 TEXAS -- 11.20%
    4,850  ALLIANCE AIRPORT
            AUTHORITY INCORPORATED
            TEXAS SPECIAL
            FACILITIES REVENUE
            AMERICA AIRLINES
            INCORPORATED PROJECT...         12/01/29           7.500         5,230,095
    3,000  AUSTIN UTILITY SYSTEMS
            REVENUE (AMBAC
            INSURED)++.............         11/15/12           6.750         3,659,940
    3,500  DALLAS FORT WORTH
            INTERNATIONAL AIRPORT
            AMERICAN AIRLINES
            INCORPORATED...........         11/01/25           7.500         3,768,660
    5,259  HARRIS COUNTY LEASE (1).   11/01/07 TO 05/01/14 5.800 TO 5.900    5,439,701
    1,068  HARRIS COUNTY LEASE.....         05/15/00           5.500         1,090,503
      710  HARRIS COUNTY TOLL ROAD
            AUTHORITY (AMBAC
            INSURED)...............         08/15/17           6.500           783,442
    1,315  HEREFORD TEXAS
            INDEPENDENT SCHOOL
            DISTRICT PUBLIC
            FACILITY CORPORATION
            SCHOOL FACILITY LEASE
            REVENUE................         08/15/13           5.125         1,319,050

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

 PRINCIPAL
  AMOUNT                                  MATURITY    INTEREST
   (000)                                   DATES       RATES         VALUE
 ---------                                -------- -------------- ------------

 MUNICIPAL BONDS AND NOTES (CONCLUDED)
 TEXAS (CONCLUDED)
  $ 1,500  PORT ARTHUR TEXAS NAVIGATION
            DISTRICT (AMBAC INSURED)...   03/01/12     5.010%#    $    779,280
    2,625  TEXAS STATE PUBLIC PROPERTY
            FINANCE CORPORATION REVENUE
            MENTAL HEALTH..............   09/01/03     5.400         2,706,401
    8,000  TEXAS STATE TURNPIKE
            AUTHORITY NORTH THRUWAY
            REVENUE PRESIDENT GEORGE
            BUSH TURNPIKE (FGIC
            INSURED)...................   01/01/25     5.000         7,907,040
    1,440  TEXAS STATE WATER
            DEVELOPMENT SERIES A&C.....   08/01/18     5.750         1,546,790
                                                                  ------------
                                                                    34,230,272
                                                                  ------------
 UTAH -- 0.23%
      645  UTAH STATE HOUSING FINANCE
            AGENCY (FHA INSURED).......   01/01/11     6.450           691,866
                                                                  ------------
 VIRGINIA -- 2.33%
      500  PENINSULA PORTS AUTHORITY
            VIRGINIA HOSPITAL FACILITY
            REVENUE (FHA INSURED)......   08/01/23     8.700           536,250
    5,200  PITTSYLVANIA COUNTY VIRGINIA
            INDUSTRIAL DEVELOPMENT
            AUTHORITY REVENUE (1)......   01/01/10     7.650         5,919,212
      600  HAMPTON ROADS MEDICAL
            COLLEGE....................   11/15/16     6.875           650,196
                                                                  ------------
                                                                     7,105,658
                                                                  ------------
 WISCONSIN -- 0.03%
      100  LOUISIANA CROSSE WISCONSIN
            POLLUTION CONTROL REVENUE
            REFUNDING DAIRYLAND POWER..   09/01/98     3.450*          100,000
                                                                  ------------
 WYOMING -- 3.26%
    9,000  SWEETWATER COUNTY SOLID
            WASTE DISPOSAL REVENUE FMC
            CORPORATION PROJECT........   06/01/24     7.000         9,972,000
                                                                  ------------
 TOTAL INVESTMENTS (COST --
   $291,933,118) -- 101.44%.............                           309,953,166
 LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.44)%.....................                            (4,405,291)
                                                                  ------------
 NET ASSETS -- 100.00%..................                          $305,547,875
                                                                  ============

---------
* VARIABLE RATE DEMAND NOTES AND VARIABLE RATE CERTIFICATES OF PARTICIPATION WHICH ARE PAYABLE ON DEMAND. THE MATURITY DATES SHOWN ARE THE NEXT INTEREST RATE RESET DATES; THE INTEREST RATES SHOWN ARE THE CURRENT RATES AS OF AUGUST 31, 1998.
#ZERO COUPON BOND INTEREST RATE REFLECTS YIELD TO MATURITY AT DATE OF PURCHASE. +SECURITY WAS PLEDGED AS COLLATERAL FOR FUTURE TRANSACTIONS.
++PURCHASED ON A FORWARD COMMITMENT BASIS.
(1)ILLIQUID SECURITIES REPRESENTS 4.2% OF NET ASSETS.
AMBACAMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGICFINANCIAL GUARANTY INSURANCE COMPANY
FHAFEDERAL HOUSING AUTHORITY
FSAFINANCIAL SECURITY ASSURANCE INCORPORATED
MBIAMUNICIPAL BOND INVESTORS ASSURANCE

FUTURES CONTRACTS

 NUMBER OF                                   IN           EXPIRATION      UNREALIZED
 CONTRACTS     CONTRACTS TO BUY         EXCHANGE FOR         DATE        APPRECIATION
 --------- ------------------------   ---------------- ---------------- --------------

     30    30 YEAR U.S. TREASURY
            BONDS..................      $3,695,813      DECEMBER 98       $117,937
                                                                           ========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER MUNICIPAL HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS                             AUGUST 31, 1998 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                           MATURITY INTEREST
   (000)                                            DATES    RATES      VALUE
 ---------                                         -------- -------- ------------
 MUNICIPAL BONDS AND NOTES -- 100.47%
 ALASKA -- 1.40%
  $1,445   ALASKA INDUSTRIAL DEVELOPMENT &
            EXPORT AUTHORITY POWER REVENUE UPPER
            LYNN CANAL REGIONAL POWER...........   01/01/32  5.875%  $  1,464,088
                                                                     ------------
 ARKANSAS -- 1.45%
   1,500   LITTLE ROCK ARKANSAS CAPITAL
            IMPROVEMENT REVENUE PARKS &
            RECREATION PROJECTS SERIES A........   01/01/18  5.700      1,514,835
                                                                     ------------
 CALIFORNIA -- 7.32%
     350   DUARTE CALIFORNIA REDEVELOPMENT
            AGENCY TAX ALLOCATION REFUNDING
            DAVIS ADDITION PROJECT..............   09/01/14  6.700        376,240
   3,000   LAKE ELSINORE CALIFORNIA PUBLIC
            FINANCING AUTHORITY LOCAL AGENCY
            REVENUE.............................   09/01/20  7.100      3,252,780
   2,975   LONG BEACH AQUARIUM OF THE PACIFIC
            CALIFORNIA REVENUE..................   07/01/15  6.125      3,152,548
     800   POWAY COMMUNITY FACILITIES DISTRICT
            PARKWAY BUSINESS CENTER.............   08/15/15  6.750        877,080
                                                                     ------------
                                                                        7,658,648
                                                                     ------------
 COLORADO -- 4.74%
   1,500   BLACK HAWK COLORADO DEVICE TAX
            REVENUE.............................   12/01/21  5.625      1,483,560
   3,000   HYLAND HILLS METROPOLITAN PARK AND
            RECREATION DISTRICT.................   12/15/15  6.750      3,272,040
     200   MOFFAT COUNTY COLORADO POLLUTION
            CONTROL REVENUE.....................   09/01/98  3.300*       200,000
                                                                     ------------
                                                                        4,955,600
                                                                     ------------
 FLORIDA -- 2.17%
   2,035   ESCAMBIA COUNTY POLLUTION CONTROL
            CHAMPION INTERNATIONAL CORPORATION
            PROJECT.............................   08/01/22  6.900      2,266,196
                                                                     ------------
 GEORGIA -- 2.54%
   2,500   DEVELOPMENT AUTHORITY OF EFFINGHAM
            COUNTY FORT HOWARD PAPER
            (ASSUMED BY FORT JAMES CORPORATION).   10/01/05  7.900      2,658,950
                                                                     ------------
 ILLINOIS -- 6.25%
   2,500   ILLINOIS EDUCATIONAL FACILITIES
            AUTHORITY COLUMBIA COLLEGE..........   12/01/17  6.875      2,765,650
   3,000   METROPOLITAN PIER & EXPOSITION
            AUTHORITY (ILLINOIS) MCCORMICK PLACE
            CONVENTION COMPLEX..................   07/01/26  7.000      3,773,730
                                                                     ------------
                                                                        6,539,380
                                                                     ------------
 INDIANA -- 10.50%
   1,300   CRAWFORDSVILLE ECONOMIC DEVELOPMENT
            AUTHORITY KROGER CO. ...............   11/01/12  7.700      1,468,441
   4,000   INDIANA STATE DEVELOPMENT FINANCE
            AUTHORITY INLAND STEEL CORPORATION..   11/01/11  7.250      4,433,520
   2,500   INDIANAPOLIS AIRPORT AUTHORITY
            FEDERAL EXPRESS.....................   01/15/17  7.100      2,829,550
   2,000   WABASH SOLID WASTE DISPOSAL JEFFERSON
            SMURFIT CORPORATION PROJECT.........   06/01/26  7.500      2,250,640
                                                                     ------------
                                                                       10,982,151
                                                                     ------------

PAINEWEBBER MUNICIPAL HIGH INCOME FUND

 PRINCIPAL
  AMOUNT                                         MATURITY INTEREST
   (000)                                          DATES    RATES      VALUE
 ---------                                       -------- -------- ------------
 MUNICIPAL BONDS AND NOTES (CONTINUED)
 KENTUCKY -- 4.20%
  $2,200   ASHLAND SEWAGE AND SOLID WASTE
            ASHLAND INCORPORATED PROJECT......   02/01/22  7.125%  $  2,496,912
   1,250   KENTON COUNTY AIRPORT BOARD DELTA
            AIRLINES..........................   02/01/21  7.125      1,360,113
     440   RUSSELL HEALTH FINANCING AUTHORITY
            FRANCISCAN SISTERS OF THE POOR
            HEALTH SYSTEM ....................   07/01/15  8.100        537,306
                                                                   ------------
                                                                      4,394,331
                                                                   ------------
 LOUISIANA -- 3.15%
   1,000   POINTE COUPEE PARISH GULF STATES
            UTILITIES.........................   03/01/13  6.700      1,079,730
   2,000   WEST FELICIANA PARISH GULF STATES
            UTILITIES.........................   12/01/14  7.700      2,218,680
                                                                   ------------
                                                                      3,298,410
                                                                   ------------
 MASSACHUSETTS -- 0.93%
     950   AGAWAM RESOURCE RECOVERY
            SPRINGFIELD PROJECT...............   12/01/08  8.500        972,439
                                                                   ------------
 MISSISSIPPI -- 2.40%
   2,400   JONES COUNTY MISSISSIPPI SOLID
            WASTE DISPOSAL REVENUE
            INTERNATIONAL PAPER COMPANY
            PROJECT...........................   10/01/21  5.800      2,510,760
                                                                   ------------
 NEW HAMPSHIRE -- 4.87%
   1,690   NEW HAMPSHIRE HIGHER EDUCATIONAL &
            HEALTH FACILITIES AUTHORITY
            REVENUE NEW HAMPSHIRE COLLEGE.....   01/01/16  6.300      1,822,986
   3,000   NEW HAMPSHIRE INDUSTRIAL
            DEVELOPMENT AUTHORITY CENTRAL
            MAINE POWER COMPANY ..............   05/01/14  7.375      3,274,260
                                                                   ------------
                                                                      5,097,246
                                                                   ------------
 NEW JERSEY -- 6.88%
   5,000   NEW JERSEY ECONOMIC DEVELOPMENT
            AUTHORITY KAPKOWSKI ROAD LANDFILL.   04/01/18  6.500      5,000,050
   2,000   NEW JERSEY ECONOMIC DEVELOPMENT
            AUTHORITY VINELAND COGENERATION
            L.P. PROJECT .....................   06/01/19  7.875      2,198,160
                                                                   ------------
                                                                      7,198,210
                                                                   ------------
 NEW MEXICO -- 1.10%
   1,000   CHAVES COUNTY HOSPITAL REVENUE
            BONDS EASTERN NEW MEXICO MEDICAL
            CENTER ...........................   12/01/22  7.250      1,145,650
                                                                   ------------
 NEW YORK -- 13.34%
     200   NEW YORK CITY (AMBAC INSURED)......   09/01/98  3.300*       200,000
     300   NEW YORK CITY (MBIA INSURED).......   09/01/98  3.550*       300,000
   2,000   NEW YORK CITY INDUSTRIAL
            DEVELOPMENT AGENCY LAGUARDIA
            ASSOCIATES LP PROJECT ............   11/01/28  6.000      1,996,760
   2,800   NEW YORK CITY INDUSTRIAL
            DEVELOPMENT AGENCY AMERICAN
            AIRLINES INCORPORATED ............   08/01/24  6.900      3,124,240
     100   NEW YORK CITY MUNICIPAL WATER
            FINANCE AUTHORITY WATER AND SEWER
            SYSTEMS ..........................   09/01/98  3.750*       100,000
     100   NEW YORK STATE ENERGY RESEARCH AND
            DEVELOPMENT AUTHORITY POLLUTION
            CONTROL REVENUE ..................   09/01/98  3.850*       100,000
   3,870   NEW YORK STATE ENERGY RESEARCH AND
            DEVELOPMENT AUTHORITY LONG ISLAND
            LIGHTING..........................   09/01/19  7.150      4,248,060
   3,500   PORT AUTHORITY NEW YORK & NEW
            JERSEY KENNEDY INTERNATIONAL
            AIRPORT COGENERATION PROJECT
            4TH INSTALLMENT PROJECT ..........   10/01/11  6.750      3,885,595
                                                                   ------------
                                                                     13,954,655
                                                                   ------------
 OHIO -- 6.06%
   3,000   DAYTON EMERY AIR FREIGHT...........   10/01/09  6.200      3,277,410
   3,000   OHIO STATE WATER DEVELOPMENT
            AUTHORITY BAY SHORE POWER PROJECT
            ..................................   09/01/20  5.875      3,060,090
                                                                   ------------
                                                                      6,337,500
                                                                   ------------

PAINEWEBBER MUNICIPAL HIGH INCOME FUND

 PRINCIPAL
  AMOUNT                                        MATURITY INTEREST
   (000)                                         DATES    RATES      VALUE
 ---------                                      -------- -------- ------------
 MUNICIPAL BONDS AND NOTES (CONCLUDED)
 PENNSYLVANIA -- 2.67%
  $1,500   BEAVER COUNTY INDUSTRIAL
            DEVELOPMENT AUTHORITY TOLEDO
            EDISON...........................   05/01/20  7.750%  $  1,739,190
   1,000   NORTHEASTERN PENNSYLVANIA HOSPITAL
            AND EDUCATION AUTHORITY COLLEGE
            REVENUE .........................   07/15/18  6.000      1,050,370
                                                                  ------------
                                                                     2,789,560
                                                                  ------------
 TEXAS -- 3.91%
   2,000   HARRIS COUNTY TEXAS LEASE
            AGREEMENT (1)....................   05/01/14  5.800      2,068,300
   1,875   EL PASO INTERNATIONAL AIRPORT
            MARRIOTT HOTEL...................   03/01/22  7.875      2,020,556
                                                                  ------------
                                                                     4,088,856
                                                                  ------------
 UTAH -- 2.65%
   2,500   TOOELE COUNTY UTAH HAZARDOUS WASTE
            DISPOSAL REVENUE.................   08/01/10  6.750      2,768,875
                                                                  ------------
 VIRGINIA -- 4.42%
   1,175   LOUDOUN COUNTY INDUSTRIAL
            DEVELOPMENT AUTHORITY DULLES
            AIRPORT MARRIOTT HOTEL...........   09/01/15  7.125      1,306,318
     500   PENINSULA PORTS AUTHORITY VIRGINIA
            HOSPITAL FACILITY REVENUE (FHA
            INSURED).........................   08/01/23  8.700        536,250
   2,500   PITTSYLVANIA COUNTY VIRGINIA
            INDUSTRIAL DEVELOPMENT AUTHORITY
            REVENUE(1) ......................   01/01/14  7.500      2,774,975
                                                                  ------------
                                                                     4,617,543
                                                                  ------------
 WASHINGTON -- 1.49%
   1,500   PILCHUCK DEVELOPMENT PUBLIC
            CORPORATION REVENUE SPECIAL
            FACILITIES AIRPORT REVENUE ......   08/01/23  6.000      1,559,190
                                                                  ------------
 WEST VIRGINIA -- 2.10%
   1,900   HARRISON COUNTY COMMERCIAL
            DEVELOPMENT BONDS KROGER COMPANY
            .................................   11/01/14  8.100      2,196,134
                                                                  ------------
 WISCONSIN -- 3.93%
   3,900   JANESVILLE INDUSTRIAL DEVELOPMENT
            REVENUE BONDS SIMMONS
            MANUFACTURING COMPANY PARAMOUNT
            COMMUNICATIONS...................   10/15/17  7.000      4,109,235
                                                                  ------------
 TOTAL INVESTMENTS (COST -- $98,826,024) --
   100.47%....................................                     105,078,442
 LIABILITIES IN EXCESS OF OTHER ASSETS --
   (0.47)%....................................                        (486,942)
                                                                  ------------
 NET ASSETS -- 100.00%........................                    $104,591,500
                                                                  ============

---------
* VARIABLE RATE DEMAND NOTES AND VARIABLE RATE CERTIFICATES OF PARTICIPATION WHICH ARE PAYABLE ON DEMAND. THE MATURITY DATES SHOWN ARE THE NEXT INTEREST RATE RESET DATES; THE INTEREST RATES SHOWN ARE THE CURRENT RATES AS OF AUGUST 31, 1998.
(1)ILLIQUID SECURITIES REPRESENTING 4.6% OF NET ASSETS.
AMBACAMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FHAFEDERAL HOUSING AUTHORITY
MBIAMUNICIPAL BOND INVESTORS ASSURANCE

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS                             AUGUST 31, 1998 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- -----------
 MUNICIPAL BONDS AND NOTES -- 98.67%
  $1,000   HUNTINGTON NEW YORK.....         04/01/13           5.500%     $ 1,065,420
   1,600   LONG ISLAND POWER
            AUTHORITY NEW YORK
            ELECTRIC SYSTEMS
            REVENUE GENERAL
            SERIES A ..............         12/01/26           5.250        1,609,632
   1,500   NEW YORK CITY...........         08/01/17           5.375        1,530,360
     100   NEW YORK CITY (AMBAC
            INSURED)...............         09/01/98           3.300*         100,000
     300   NEW YORK CITY SERIES B .         09/01/98           3.750*         300,000
   1,000   NEW YORK CITY INDUSTRIAL
            DEVELOPMENT BONDS
            BROOKLYN NAVY YARD.....         10/01/36           5.750        1,027,590
   2,000   NEW YORK CITY INDUSTRIAL
            DEVELOPMENT BONDS JAPAN
            AIRLINES COMPANY.......         11/01/15           6.000        2,162,080
   1,000   NEW YORK STATE SERIES A.         03/15/11           5.700        1,075,720
   1,000   NEW YORK STATE (AMBAC
            INSURED)...............         06/15/10           6.000        1,104,580
   1,000   NEW YORK STATE DORMITORY
            AUTHORITY REVENUES CITY
            UNIVERSITY 3RD
            BENEFICIAL RESOURCES
            SERIES 2...............         07/01/28           5.000          969,780
   1,000   NEW YORK STATE DORMITORY
            AUTHORITY REVENUES
            STATE UNIVERSITY
            EDUCATIONAL FACILITIES
            SERIES A ..............         05/15/11           5.250        1,060,010
     980   NEW YORK STATE ENERGY
            RESEARCH & DEVELOPMENT
            LONG ISLAND LIGHTING...   12/01/20 TO 02/01/22     7.150        1,075,736
      70   NEW YORK STATE
            ENVIRONMENTAL
            FACILITIES CORPORATION
            STATE WATER POLLUTION
            CONTROL................         06/15/10           7.250           77,078
      10   NEW YORK STATE HOUSING
            FINANCE AGENCY.........         09/15/12           7.300           11,073
     345   NEW YORK STATE MEDICAL
            CARE FACILITIES FINANCE
            AGENCY REVENUE
            UNREFUNDED BALANCE
            HOSPITAL SERIES A
            HOSPITAL AND NURSING
            HOME INSURED MORTGAGE..         02/15/09           7.500          357,416
   1,000   NEW YORK STATE THRUWAY
            AUTHORITY HIGHWAY AND
            BRIDGE TRUST FUND
            SERIES C ..............         04/01/18           5.000          986,440
   1,190   ONEIDA HERKIMER NEW YORK
            SOLID WASTE
            PREREFUNDED............         04/01/14           6.750        1,347,746
      60   ONEIDA HERKIMER NEW YORK
            SOLID WASTE UNREFUNDED
            BALANCE................         04/01/14           6.750           65,182
   1,500   TRIBOROUGH BRIDGE &
            TUNNEL AUTHORITY.......   01/01/12 TO 01/01/17 5.500 TO 6.000   1,683,850
   1,000   METROPOLITAN
            TRANSPORTATION
            AUTHORITY..............         07/01/11           6.250        1,071,370
   1,000   NEW YORK STATE DORMITORY
            AUTHORITY REVENUE BONDS
            CITY UNIVERSITY OF NEW
            YORK...................         07/01/16           5.625        1,081,750
      40   NEW YORK STATE DORMITORY
            AUTHORITY REVENUE BONDS
            FORDHAM UNIVERSITY
            (AMBAC INSURED)........         07/01/15           7.200           43,030
     700   NEW YORK STATE DORMITORY
            AUTHORITY REVENUE BONDS
            STATE UNIVERSITY OF NEW
            YORK...................         05/15/16           7.000          745,423
     800   NEW YORK STATE ENERGY
            RESEARCH & DEVELOPMENT
            CENTRAL HUDSON GAS &
            ELECTRIC (FGIC
            INSURED)...............         10/01/14           7.375          851,304
   2,400   NEW YORK STATE ENERGY
            RESEARCH & DEVELOPMENT
            CONSOLIDATED EDISON
            COMPANY................         08/15/20           6.100        2,611,536
     250   NEW YORK STATE ENERGY
            RESEARCH & DEVELOPMENT
            NIAGARA MOHAWK (FGIC
            INSURED)...............         10/01/13           6.625          272,283
   1,500   NEW YORK STATE
            ENVIRONMENTAL
            FACILITIES CORPORATION
            SPRING VALLEY WATER
            (AMBAC INSURED)........         08/01/24           6.150        1,653,360
   1,500   NEW YORK STATE LOCAL
            GOVERNMENT ASSISTANCE
            CORPORATION............         04/01/20           6.500        1,627,860
   1,500   NEW YORK STATE MEDICAL
            CARE FACILITIES
            HOSPITAL AND NURSING
            (HUNTINGTON HOSPITAL)..         11/01/14           6.500        1,635,525
   2,000   NEW YORK STATE THRUWAY
            AUTHORITY HIGHWAY &
            BRIDGE TRUST FUND......         04/01/14           6.000        2,226,100
     500   NEW YORK STATE URBAN
            DEVELOPMENT
            CORPORATION............         01/01/04           6.400          549,780
   1,000   PORT AUTHORITY OF NEW
            YORK & NEW JERSEY
            KENNEDY INTERNATIONAL
            AIRPORT COGENERATION
            PROJECT................         10/01/11           6.750        1,110,170
   1,000   ERIE COUNTY WATER
            REVENUE AUTHORITY
            (AMBAC INSURED)........         12/01/14           6.750        1,195,800
     300   NEW YORK CITY...........         09/01/98           3.750*         300,000
   1,730   NEW YORK CITY INDUSTRIAL
            DEVELOPMENT BONDS
            LIGHTHOUSE PROJECT.....         07/01/22           6.500        1,866,255
     545   NEW YORK CITY MUNICIPAL
            WATER FINANCE AUTHORITY
            WATER & SEWER SYSTEMS
            REVENUE SERIES A.......         06/15/12           7.100          596,121
   1,500   NEW YORK CITY MUNICIPAL
            WATER FINANCE AUTHORITY
            WATER & SEWER SYSTEMS
            REVENUE (MBIA INSURED).         06/15/27           5.500        1,572,765
   2,100   NEW YORK CITY (FGIC
            INSURED)...............         02/15/26           5.500        2,200,863
   1,025   NIAGARA FALLS (FGIC
            INSURED)...............         06/15/08           5.500        1,094,833

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY           INTEREST
   (000)                                     DATES              RATES           VALUE
 ---------                            -------------------- ---------------- --------------
 MUNICIPAL BONDS AND NOTES
 (CONCLUDED)
  $2,700   PUERTO RICO COMMONWEALTH
            HIGHWAY &
            TRANSPORTATION
            AUTHORITY..............   07/01/13 TO 07/01/36  5.000 TO 6.250%  $ 2,864,516
     785   PUERTO RICO INDUSTRIAL
            MEDICAL & ENVIRONMENTAL
            AUTHORITY WARNER
            LAMBERT................         05/01/14            7.600            827,123
                                                                             -----------
 TOTAL INVESTMENTS (COST --
   $42,245,317) -- 98.67%...........                                          45,607,460
 OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.33%..............                                             616,663
                                                                             -----------
 NET ASSETS -- 100.00%..............                                         $46,224,123
                                                                             ===========
---------
*  VARIABLE RATE DEMAND NOTES ARE PAYABLE ON DEMAND. THE MATURITY DATE SHOWN IS
   THE NEXT INTEREST RATE RESET DATE; THE INTEREST RATE SHOWN IS THE CURRENT
   RATE AS OF
   AUGUST 31, 1998.
AMBACAMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGICFINANCIAL GUARANTY INSURANCE COMPANY
MBIAMUNICIPAL BOND INVESTORS ASSURANCE

FUTURES CONTRACTS

 NUMBER OF                                     IN             EXPIRATION      UNREALIZED
 CONTRACTS     CONTRACTS TO BUY           EXCHANGE FOR           DATE        APPRECIATION
 --------- ------------------------   -------------------- ---------------- --------------

    10     30 YEAR U.S. TREASURY
            BONDS..................        $1,219,297        DECEMBER 98       $51,953
                                                                             ===========



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER
STATEMENTS OF ASSETS AND LIABILITIES                 AUGUST 31, 1998 (UNAUDITED)

                             CALIFORNIA    NATIONAL    MUNICIPAL     NEW YORK
                              TAX-FREE     TAX-FREE       HIGH       TAX-FREE
                            INCOME FUND  INCOME FUND  INCOME FUND   INCOME FUND
                            ------------ ------------ ------------  -----------
ASSETS
INVESTMENTS IN SECURITIES,
 AT VALUE (COST --
  $156,345,619,
 $291,933,118, $98,826,024
 AND $42,245,317,
 RESPECTIVELY)............  $162,944,466 $309,953,166 $105,078,442  $45,607,460
CASH......................        98,403       56,181        7,460       43,756
RECEIVABLE FOR INVESTMENTS
 SOLD.....................           --           --     3,937,720          --
INTEREST RECEIVABLE.......     2,394,016    4,170,649    1,766,461      622,754
RECEIVABLE FOR SHARES OF
 BENEFICIAL INTEREST SOLD.       177,658    1,522,513       71,312       14,877
VARIATION MARGIN
 RECEIVABLE...............         2,969       17,813          --         5,938
OTHER ASSETS..............        39,671      122,484      117,315       49,174
                            ------------ ------------ ------------  -----------
TOTAL ASSETS..............   165,657,183  315,842,806  110,978,710   46,343,959
                            ------------ ------------ ------------  -----------
LIABILITIES
PAYABLE FOR INVESTMENTS
 PURCHASED................    15,463,955    7,612,427    6,017,333          --
PAYABLE FOR SHARES OF
 BENEFICIAL INTEREST
 REPURCHASED..............       144,592    1,974,274      106,867       33,438
DIVIDENDS PAYABLE.........        90,304      187,397       66,790       26,060
PAYABLE TO AFFILIATES.....        85,911      231,349       96,079       34,459
ACCRUED EXPENSES AND OTHER
 LIABILITIES..............       117,679      289,484      100,141       25,879
                            ------------ ------------ ------------  -----------
TOTAL LIABILITIES.........    15,902,441   10,294,931    6,387,210      119,836
                            ------------ ------------ ------------  -----------
NET ASSETS
BENEFICIAL INTEREST --
  $0.001 PAR VALUE
 (UNLIMITED AMOUNT
 AUTHORIZED)..............   139,690,029  281,311,545   98,511,169   42,641,594
ACCUMULATED NET REALIZED
 GAINS (LOSSES) FROM
 INVESTMENTS AND FUTURES
 TRANSACTIONS.............     3,443,209    6,098,345     (172,087)     168,433
NET UNREALIZED
 APPRECIATION OF
 INVESTMENTS AND FUTURES..     6,621,504   18,137,985    6,252,418    3,414,096
                            ------------ ------------ ------------  -----------
NET ASSETS................  $149,754,742 $305,547,875 $104,591,500  $46,224,123
                            ============ ============ ============  ===========
CLASS A:
NET ASSETS................  $116,778,624 $228,990,540 $ 63,258,465  $27,703,113
                            ------------ ------------ ------------  -----------
SHARES OUTSTANDING........    10,157,366   18,995,597    5,753,731    2,460,173
                            ------------ ------------ ------------  -----------
NET ASSET VALUE AND
 REDEMPTION VALUE PER
 SHARE....................        $11.50       $12.05       $10.99       $11.26
                                  ======       ======       ======       ======
MAXIMUM OFFERING PRICE PER
 SHARE (NET ASSET VALUE
 PLUS SALES CHARGE OF
 4.00% OF OFFERING PRICE).        $11.98       $12.55       $11.45       $11.73
                                  ======       ======       ======       ======
CLASS B:
NET ASSETS................  $ 14,498,615 $ 27,580,452 $ 18,449,236  $ 6,729,973
                            ------------ ------------ ------------  -----------
SHARES OUTSTANDING........     1,260,241    2,288,662    1,678,804      597,859
                            ------------ ------------ ------------  -----------
NET ASSET VALUE AND
 OFFERING PRICE PER SHARE.        $11.50       $12.05       $10.99       $11.26
                                  ======       ======       ======       ======
CLASS C:
NET ASSETS................  $ 18,248,308 $ 48,684,530 $ 22,521,239  $11,774,409
                            ------------ ------------ ------------  -----------
SHARES OUTSTANDING........     1,588,323    4,038,864    2,048,989    1,045,426
                            ------------ ------------ ------------  -----------
NET ASSET VALUE AND
 OFFERING PRICE PER SHARE.        $11.49       $12.05       $10.99       $11.26
                                  ======       ======       ======       ======
CLASS Y:
NET ASSETS................  $    229,195 $    292,353 $    362,560  $    16,628
                            ------------ ------------ ------------  -----------
SHARES OUTSTANDING........        19,939       24,247       32,970        1,477
                            ------------ ------------ ------------  -----------
NET ASSET VALUE, OFFERING
 PRICE AND REDEMPTION
 VALUE PER SHARE..........        $11.50       $12.06       $11.00       $11.26
                                  ======       ======       ======       ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER
STATEMENT OF OPERATIONS

                                FOR THE SIX MONTHS ENDED AUGUST 31, 1998
                                               (UNAUDITED)
                             --------------------------------------------------
                             CALIFORNIA    NATIONAL     MUNICIPAL    NEW YORK
                              TAX-FREE     TAX-FREE       HIGH       TAX-FREE
                             INCOME FUND  INCOME FUND  INCOME FUND  INCOME FUND
                             -----------  -----------  -----------  -----------
INVESTMENT INCOME:
INTEREST.................... $4,106,251   $8,737,661   $3,178,875   $1,246,443
                             ----------   ----------   ----------   ----------
EXPENSES:
INVESTMENT ADVISORY AND
 ADMINISTRATION FEES .......    378,353      769,186      311,747      134,992
SERVICE FEES -- CLASS A.....    148,616      286,272       78,574       31,722
SERVICE AND DISTRIBUTION
 FEES -- CLASS B............     75,797      147,557       90,923       35,815
SERVICE AND DISTRIBUTION
 FEES -- CLASS C............     64,209      183,296       84,890       46,674
CUSTODY AND ACCOUNTING......     38,734       76,919       25,979       10,326
LEGAL AND AUDIT.............     33,052       45,490       35,620       29,419
STATE REGISTRATION..........     28,125       31,467       25,712       10,537
TRANSFER AGENCY AND SERVICE
 FEES.......................     25,799       92,414       27,128       10,567
REPORTS AND NOTICES TO
 SHAREHOLDERS ..............     23,803       63,845       22,008        9,531
TRUSTEES' FEES..............      5,250        5,250        5,250        5,250
OTHER EXPENSES..............     11,026       10,629        3,135          432
                             ----------   ----------   ----------   ----------
                                832,764    1,712,325      710,966      325,265
LESS: FEE WAIVERS FROM
 ADVISER....................    (50,302)         --           --       (37,839)
                             ----------   ----------   ----------   ----------
NET EXPENSES................    782,462    1,712,325      710,966      287,426
                             ----------   ----------   ----------   ----------
NET INVESTMENT INCOME.......  3,323,789    7,025,336    2,467,909      959,017
                             ----------   ----------   ----------   ----------
REALIZED AND UNREALIZED
 GAINS (LOSSES) FROM
 INVESTMENT ACTIVITIES:
NET REALIZED GAINS (LOSSES)
 FROM:
 INVESTMENT TRANSACTIONS....  1,647,876    5,526,837      465,356      220,158
 FUTURES CONTRACTS..........      3,191     (127,556)         --        18,778
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION
 OF:
 INVESTMENTS................   (244,076)  (3,474,367)    (159,707)     271,782
 FUTURES....................      9,063      117,937          --        51,953
                             ----------   ----------   ----------   ----------
NET REALIZED AND UNREALIZED
 GAINS FROM INVESTMENT
 ACTIVITIES.................  1,416,054    2,042,851      305,649      562,671
                             ----------   ----------   ----------   ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.. $4,739,843   $9,068,187   $2,773,558   $1,521,688
                             ==========   ==========   ==========   ==========


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE SIX
                                                MONTHS ENDED     FOR THE YEAR
                                               AUGUST 31, 1998       ENDED
                                                 (UNAUDITED)   FEBRUARY 28, 1998
                                               --------------- -----------------
FROM OPERATIONS:
NET INVESTMENT INCOME........................   $  3,323,789     $  6,856,811
NET REALIZED GAINS FROM INVESTMENTS AND
 FUTURES TRANSACTIONS........................      1,651,067        5,302,721
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION OF INVESTMENTS AND
 FUTURES.....................................       (235,013)       1,174,070
                                                ------------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................      4,739,843       13,333,602
                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME -- CLASS A.............     (2,691,993)      (5,468,084)
NET INVESTMENT INCOME -- CLASS B.............       (284,240)        (702,870)
NET INVESTMENT INCOME -- CLASS C.............       (343,539)        (685,475)
NET INVESTMENT INCOME -- CLASS Y.............         (4,017)            (382)
                                                ------------     ------------
TOTAL DIVIDENDS TO SHAREHOLDERS..............     (3,323,789)      (6,856,811)
                                                ------------     ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
NET PROCEEDS FROM THE SALE OF SHARES.........      6,943,212       13,562,128
COST OF SHARES REPURCHASED...................    (14,470,160)     (34,717,050)
PROCEEDS FROM DIVIDENDS REINVESTED...........      1,643,542        3,292,864
                                                ------------     ------------
NET DECREASE IN NET ASSETS DERIVED FROM
 BENEFICIAL INTEREST TRANSACTIONS............     (5,883,406)     (17,862,058)
                                                ------------     ------------
NET DECREASE IN NET ASSETS...................     (4,467,352)     (11,385,267)
NET ASSETS:
BEGINNING OF PERIOD..........................    154,222,094      165,607,361
                                                ------------     ------------
END OF PERIOD................................   $149,754,742     $154,222,094
                                                ============     ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE SIX
                                                MONTHS ENDED     FOR THE YEAR
                                               AUGUST 31, 1998       ENDED
                                                 (UNAUDITED)   FEBRUARY 28, 1998
                                               --------------- -----------------
FROM OPERATIONS:
NET INVESTMENT INCOME........................   $  7,025,336     $ 15,042,406
NET REALIZED GAINS FROM INVESTMENTS AND
 FUTURES TRANSACTIONS .......................      5,399,281        8,074,251
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION OF INVESTMENTS AND
 FUTURES.....................................     (3,356,430)       5,686,557
                                                ------------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................      9,068,187       28,803,214
                                                ------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
NET INVESTMENT INCOME--CLASS A...............     (5,411,998)     (11,333,618)
NET INVESTMENT INCOME--CLASS B...............       (580,308)      (1,448,904)
NET INVESTMENT INCOME--CLASS C...............     (1,026,377)      (2,247,870)
NET INVESTMENT INCOME--CLASS Y...............         (6,653)         (12,014)
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS--CLASS A.......................            --        (1,614,300)
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS--CLASS B.......................            --          (234,614)
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS--CLASS C.......................            --          (351,055)
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS--CLASS Y.......................            --            (1,632)
                                                ------------     ------------
TOTAL DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS................................     (7,025,336)     (17,244,007)
                                                ------------     ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
NET PROCEEDS FROM THE SALE OF SHARES.........     13,723,484       18,067,615
COST OF SHARES REPURCHASED...................    (26,640,332)     (93,133,232)
PROCEEDS FROM DIVIDENDS REINVESTED...........      4,678,595       10,977,802
                                                ------------     ------------
NET DECREASE IN NET ASSETS FROM BENEFICIAL
 INTEREST TRANSACTIONS.......................     (8,238,253)     (64,087,815)
                                                ------------     ------------
NET DECREASE IN NET ASSETS...................     (6,195,402)     (52,528,608)
NET ASSETS:
BEGINNING OF PERIOD..........................    311,743,277      364,271,885
                                                ------------     ------------
END OF PERIOD................................   $305,547,875     $311,743,277
                                                ============     ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER MUNICIPAL HIGH INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE SIX
                                               MONTHS ENDED     FOR THE YEAR
                                              AUGUST 31, 1998       ENDED
                                                (UNAUDITED)   FEBRUARY 28, 1998
                                              --------------- -----------------
FROM OPERATIONS:
NET INVESTMENT INCOME........................  $  2,467,909     $  4,495,846
NET REALIZED GAIN FROM INVESTMENT
 TRANSACTIONS................................       465,356        1,064,838
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION OF INVESTMENTS....      (159,707)       3,836,633
                                               ------------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................     2,773,558        9,397,317
                                               ------------     ------------
DIVIDENDS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME--CLASS A...............    (1,570,449)      (2,812,137)
NET INVESTMENT INCOME--CLASS B...............      (382,794)        (806,054)
NET INVESTMENT INCOME--CLASS C...............      (508,525)        (877,465)
NET INVESTMENT INCOME--CLASS Y...............        (6,141)            (190)
                                               ------------     ------------
TOTAL DIVIDENDS TO SHAREHOLDERS..............    (2,467,909)      (4,495,846)
                                               ------------     ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
NET PROCEEDS FROM THE SALE OF SHARES.........    15,808,013       36,280,293
COST OF SHARES REPURCHASED...................   (12,442,717)     (33,150,701)
PROCEEDS FROM DIVIDENDS REINVESTED...........     1,496,928        2,406,603
                                               ------------     ------------
NET INCREASE IN NET ASSETS FROM BENEFICIAL
 INTEREST TRANSACTIONS.......................     4,862,224        5,536,195
                                               ------------     ------------
NET INCREASE IN NET ASSETS...................     5,167,873       10,437,666
NET ASSETS:
BEGINNING OF PERIOD..........................    99,423,627       88,985,961
                                               ------------     ------------
END OF PERIOD................................  $104,591,500     $ 99,423,627
                                               ============     ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE SIX
                                                MONTHS ENDED     FOR THE YEAR
                                               AUGUST 31, 1998       ENDED
                                                 (UNAUDITED)   FEBRUARY 28, 1998
                                               --------------- -----------------
FROM OPERATIONS:
NET INVESTMENT INCOME........................    $   959,017     $  1,962,694
NET REALIZED GAINS FROM INVESTMENTS AND
 FUTURES TRANSACTIONS........................        238,936          840,405
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION OF INVESTMENTS AND
 FUTURES.....................................        323,735        1,013,915
                                                 -----------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................      1,521,688        3,817,014
                                                 -----------     ------------
DIVIDENDS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME -- CLASS A.............       (573,310)      (1,065,025)
NET INVESTMENT INCOME -- CLASS B.............       (134,749)        (340,912)
NET INVESTMENT INCOME -- CLASS C.............       (250,743)        (556,757)
NET INVESTMENT INCOME -- CLASS Y.............           (215)             --
                                                 -----------     ------------
TOTAL DIVIDENDS TO SHAREHOLDERS..............       (959,017)      (1,962,694)
                                                 -----------     ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
NET PROCEEDS FROM THE SALE OF SHARES.........      4,822,513        6,314,160
COST OF SHARES REPURCHASED...................     (4,335,790)     (11,342,623)
PROCEEDS FROM DIVIDENDS REINVESTED...........        685,324        1,255,238
                                                 -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 BENEFICIAL INTEREST TRANSACTIONS............      1,172,047       (3,773,225)
                                                 -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS........      1,734,718       (1,918,905)
NET ASSETS:
BEGINNING OF PERIOD..........................     44,489,405       46,408,310
                                                 -----------     ------------
END OF PERIOD................................    $46,224,123      $44,489,405
                                                 ===========     ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 PaineWebber Mutual Fund Trust ("Mutual Fund Trust") and PaineWebber Municipal Series ("Municipal Series") (collectively, the "Trusts") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and January 28, 1987, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and an open-end non-diversified management investment company, respectively. Mutual Fund Trust has two series:
PaineWebber California Tax-Free Income Fund ("California Tax-Free Income Fund") and PaineWebber National Tax-Free Income Fund ("National Tax-Free Income Fund"). Municipal Series has two series: PaineWebber Municipal High Income Fund ("Municipal High Income Fund") and PaineWebber New York Tax-Free Income Fund ("New York Tax-Free Income Fund") (collectively, the "Funds").
 Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribu-tion plan.
 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
 Valuation of Investments--Where market quotations are readily available, port-folio securities are valued thereon, provided such quotations adequately re-flect the fair value of the securities, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Funds. When market quotations are not readily available, securities are valued based upon appraisals received from a pricing service which utilizes a computerized matrix system, or based upon ap-praisals derived from information concerning those securities or similar secu-rities received from recognized dealers in those securities. All other securi-ties are valued at fair value as determined in good faith by or under the di-rection of each Trust's board of trustees. The amortized cost method of valua-tion, which approximates market value, is used to value debt obligations with 60 days or less remaining to maturity, unless the respective Trust's board of trustees determines that this does not represent fair value.
 Investment Transactions and Investment Income--Investment transactions are re-corded on the trade date. Realized gains and losses from investment transac-tions are calculated on the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as ad-justments to interest income and the identified cost of securities.
 Income and expenses (excluding class-specific expenses) are allocated propor-tionately to each class of shares based upon the relative value of dividend el-igible shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Realized and unrealized gains and losses are allocated proportionately to each class of shares based upon the relative value of shares outstanding at the beginning of the day (after adjusting for

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) current capital share activity of the respective class). Class-specific ex-penses are charged directly to the applicable class of shares.
 Futures Contracts--Upon entering into a financial futures contract, the Funds are required to pledge to a broker an amount of cash and/or municipal securi-ties equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequently, payments, known as "variation margin," are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation mar-gin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.
 Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Fund uses financial futures contracts in strategies intended to enhance in-come or for hedging purposes. However, imperfect correlations between futures contracts and the portfolio securities being hedged or, market disruptions, do not normally permit full control of these risks at all times.
 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment, temporary differences do not require reclassification.
CONCENTRATION OF RISK
 Each Fund follows an investment policy of investing primarily in municipal ob-ligations of various states except for California Tax-Free Income Fund and New York Tax-Free Income Fund which invest primarily in municipal obligations of their respective states. This concentration of investments may subject these Funds to greater risks. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obli-gations held by those Funds.
BANK LINE OF CREDIT
 Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for tempo-rary financing until the settlement of sale or purchase of portfolio securi-ties, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. In connection there-with, each Fund has agreed to pay a commitment fee, pro rata, based on the rel-ative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended August 31, 1998, the Funds did not borrow under the Facility.
INVESTMENT ADVISER AND ADMINISTRATOR
 Each Trust's board of trustees has approved an Investment Advisory and Admin-istration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contracts, each Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rates of 0.50% of California Tax-Free Income Fund's and National Tax-Free Income Fund's average daily net assets and 0.60% of Municipal High Income Fund's and New York Tax-Free Income Fund's average daily net as-sets. At August 31, 1998, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitchell Hutchins $37,792, $128,994,

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
$52,976 and $15,477, respectively, in investment advisory and administration fees. For the six months ended August 31, 1998 Mitchell Hutchins voluntarily waived $50,302 and $37,839 in investment advisory and administration fees from the California Tax-Free Income Fund and New York Tax-Free Income Fund, respec-tively.
DISTRIBUTION PLANS
 Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively. At August 31, 1998, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitchell Hutchins $48,119, $102,355, $43,103 and $18,982, respectively, in service and distribution fees.
 Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that, for the six months ended August 31, 1998, it earned $61,334, $124,817, $181,536 and $62,104 in sales charges for the California Tax-Free Income Fund, National Tax-Free In-come Fund, Municipal High Income Fund and New York Tax-Free Income Fund, re-spectively.
TRANSFER AGENCY SERVICE FEES
 PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC Inc., each Funds' transfer agent, and is compensated for these services by PFPC Inc., not the Funds. For the six months ended August 31, 1998, PaineWebber received from PFPC Inc., not the Funds, ap-proximately 47%, 54%, 50% and 56% of the total transfer agency and related service fees collected by PFPC Inc. from the California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund, respectively.
INVESTMENTS IN SECURITIES
 For federal income tax purposes, the cost of securities owned at August 31, 1998, was substantially the same as the cost of securities for financial state-ment purposes.
 At August 31, 1998, the components of net unrealized appreciation of invest-ments were as follows:

                                CALIFORNIA    NATIONAL     MUNICIPAL    NEW YORK
                                 TAX-FREE     TAX-FREE       HIGH       TAX-FREE
                                INCOME FUND  INCOME FUND  INCOME FUND  INCOME FUND
                                -----------  -----------  -----------  -----------
GROSS APPRECIATION
 (INVESTMENTS HAVING AN EXCESS
 OF VALUE OVER COST)..........  $6,626,628   $18,519,851  $6,264,482   $3,374,659
GROSS DEPRECIATION
 (INVESTMENTS HAVING AN EXCESS
 OF COST OVER VALUE)..........     (27,781)     (499,803)    (12,064)     (12,516)
                                ----------   -----------  ----------   ----------
NET UNREALIZED APPRECIATION OF
 INVESTMENTS..................  $6,598,847   $18,020,048  $6,252,418   $3,362,143
                                ==========   ===========  ==========   ==========

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

 For the six months ended August 31, 1998, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                 CALIFORNIA   NATIONAL    MUNICIPAL   NEW YORK
                                  TAX-FREE    TAX-FREE      HIGH      TAX-FREE
                                 INCOME FUND INCOME FUND INCOME FUND INCOME FUND
                                 ----------- ----------- ----------- -----------
PURCHASES....................... $59,828,434 $68,348,038 $15,358,207 $11,585,186
SALES........................... $50,120,889 $90,549,541 $13,158,481 $ 9,952,970

FEDERAL TAX STATUS
 Each Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for federal income taxes are required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.
 At February 28, 1998, the Funds had the following net capital loss carryforwards available as reductions, to the extent provided in the regula-tions, of future net realized capital gains which expire as follows:

 FISCAL                                       NATIONAL    MUNICIPAL   NEW YORK
 YEAR                                         TAX-FREE      HIGH      TAX-FREE
ENDING                                       INCOME FUND INCOME FUND INCOME FUND
-------                                      ----------- ----------- -----------
 2002.......................................  $525,367         --          --
 2003.......................................   549,124    $636,475         --
 2004.......................................       --          --      $84,444

 The capital loss carryforwards of National Tax-Free Income Fund of $1,074,491 relate to its acquisition on November 3, 1995, of Mitchell Hutchins/Kidder, Peabody Municipal Bond Fund, and may be limited to its use by the Internal Revenue Code.
 To the extent that any such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SHARES OF BENEFICIAL INTEREST
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                          CLASS A                 CLASS B                  CLASS C               CLASS Y
                  ------------------------  ---------------------  ------------------------  ----------------
                    SHARES       AMOUNT      SHARES     AMOUNT       SHARES       AMOUNT     SHARES   AMOUNT
                  ----------  ------------  --------  -----------  ----------  ------------  ------  --------
CALIFORNIA TAX-
 FREE INCOME
 FUND
SIX MONTHS ENDED
 AUGUST 31,
 1998:
SHARES SOLD.....     204,023  $  2,335,544   156,422  $ 1,777,398     239,823  $  2,720,730   9,674  $109,540
SHARES
 REPURCHASED....    (974,433)  (11,045,967) (176,058)  (2,016,678)   (123,997)   (1,406,039)   (130)   (1,476)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........     204,803     2,300,637  (204,623)  (2,300,637)        --            --      --        --
DIVIDENDS
 REINVESTED.....     112,628     1,277,451    11,512      130,691      20,389       231,201     370     4,199
                  ----------  ------------  --------  -----------  ----------  ------------  ------  --------
NET INCREASE
 (DECREASE).....    (452,979) $ (5,132,335) (212,747) $(2,409,226)    136,215  $  1,545,892   9,914  $112,263
                  ==========  ============  ========  ===========  ==========  ============  ======  ========
YEAR ENDED
 FEBRUARY 28,
 1998:
SHARES SOLD.....     604,741  $  6,701,864   397,907  $ 4,439,963     207,563  $  2,305,833  10,024  $114,468
SHARES
 REPURCHASED....  (2,270,152)  (24,980,957) (467,813)  (5,173,426)   (410,922)   (4,562,667)    --        --
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........     402,000     4,486,891  (401,712)  (4,486,891)        --            --      --        --
DIVIDENDS
 REINVESTED.....     231,610     2,563,302    26,668      295,042      39,292       434,505       1        15
                  ----------  ------------  --------  -----------  ----------  ------------  ------  --------
NET INCREASE
 (DECREASE).....  (1,031,801) $(11,228,900) (444,950) $(4,925,312)   (164,067) $ (1,822,329) 10,025  $114,483
                  ==========  ============  ========  ===========  ==========  ============  ======  ========
                          CLASS A                 CLASS B                  CLASS C               CLASS Y
                  ------------------------  ---------------------  ------------------------  ----------------
                    SHARES       AMOUNT      SHARES     AMOUNT       SHARES       AMOUNT     SHARES   AMOUNT
                  ----------  ------------  --------  -----------  ----------  ------------  ------  --------
NATIONAL TAX-
 FREE INCOME
 FUND
SIX MONTHS ENDED
 AUGUST 31,
 1998:
SHARES SOLD.....     455,023  $  5,434,813   262,127  $ 3,126,210     429,396  $  5,118,295   3,702  $ 44,166
SHARES
 REPURCHASED....  (1,349,025)  (16,097,633) (281,400)  (3,352,291)   (603,263)   (7,188,875)   (129)   (1,533)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........     457,778     5,454,281  (457,825)  (5,454,281)        --            --      --        --
DIVIDENDS
 REINVESTED.....     301,901     3,600,387    24,102      287,322      65,745       784,052     573     6,834
                  ----------  ------------  --------  -----------  ----------  ------------  ------  --------
NET INCREASE
 (DECREASE).....    (134,323) $ (1,608,152) (452,996) $(5,393,040)   (108,122) $ (1,286,528)  4,146  $ 49,467
                  ==========  ============  ========  ===========  ==========  ============  ======  ========
YEAR ENDED
 FEBRUARY 28,
 1998:
SHARES SOLD.....     790,828  $  9,264,660   324,437  $ 3,830,210     418,821  $  4,968,154     382  $  4,591
SHARES
 REPURCHASED....  (5,657,653)  (66,075,561) (711,875)  (8,329,771) (1,597,464)  (18,695,987) (2,717)  (31,913)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........     491,034     5,796,285  (491,190)  (5,796,285)        --            --      --        --
DIVIDENDS
 REINVESTED.....     697,788     8,211,507    73,674      865,770     160,340     1,886,769   1,169    13,756
                  ----------  ------------  --------  -----------  ----------  ------------  ------  --------
NET DECREASE....  (3,678,003) $(42,803,109) (804,954) $(9,430,076) (1,018,303) $(11,841,064) (1,166) $(13,566)
                  ==========  ============  ========  ===========  ==========  ============  ======  ========
CALIFORNIA TAX-
 FREE INCOME
 FUND
SIX MONTHS ENDED
 AUGUST 31,
 1998:
SHARES SOLD.....
SHARES
 REPURCHASED....
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........
DIVIDENDS
 REINVESTED.....
NET INCREASE
 (DECREASE).....
YEAR ENDED
 FEBRUARY 28,
 1998:
SHARES SOLD.....
SHARES
 REPURCHASED....
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........
DIVIDENDS
 REINVESTED.....
NET INCREASE
 (DECREASE).....
NATIONAL TAX-
 FREE INCOME
 FUND
SIX MONTHS ENDED
 AUGUST 31,
 1998:
SHARES SOLD.....
SHARES
 REPURCHASED....
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........
DIVIDENDS
 REINVESTED.....
NET INCREASE
 (DECREASE).....
YEAR ENDED
 FEBRUARY 28,
 1998:
SHARES SOLD.....
SHARES
 REPURCHASED....
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........
DIVIDENDS
 REINVESTED.....
NET DECREASE....

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SHARES OF BENEFICIAL INTEREST (CONCLUDED)

                               CLASS A                 CLASS B                CLASS C              CLASS Y
                       ------------------------  ---------------------  ---------------------  ----------------
                         SHARES       AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT     SHARES   AMOUNT
                       ----------  ------------  --------  -----------  --------  -----------  ------  --------
MUNICIPAL HIGH INCOME
 FUND
SIX MONTHS ENDED
 AUGUST 31, 1998:
SHARES SOLD..........     628,020  $  6,879,755   495,978  $ 5,425,482   290,455  $ 3,181,156  29,391  $321,620
SHARES REPURCHASED...    (588,038)   (6,441,127) (266,353)  (2,914,135) (279,694)  (3,064,246) (2,121)  (23,209)
SHARES CONVERTED FROM
 CLASS B TO CLASS A..     219,767     2,404,529  (219,860)  (2,404,529)      --           --      --        --
DIVIDENDS REINVESTED.      85,959       940,751    17,625      192,798    32,668      357,326     552     6,053
                       ----------  ------------  --------  -----------  --------  -----------  ------  --------
NET INCREASE.........     345,708  $  3,783,908    27,390  $   299,616    43,429  $   474,236  27,822  $304,464
                       ==========  ============  ========  ===========  ========  ===========  ======  ========
YEAR ENDED FEBRUARY
 28, 1998:
SHARES SOLD..........   1,906,110  $ 20,357,250   509,880  $ 5,442,014   972,763  $10,424,502   5,148  $ 56,527
SHARES REPURCHASED...  (1,966,391)  (20,938,926) (497,305)  (5,255,099) (650,234)  (6,956,676)    --        --
SHARES CONVERTED FROM
 CLASS B TO CLASS A..     265,783     2,862,043  (265,859)  (2,862,043)      --           --      --        --
DIVIDENDS REINVESTED
 ....................     141,754     1,506,999    34,673      367,839    49,986      531,765     --        --
                       ----------  ------------  --------  -----------  --------  -----------  ------  --------
NET INCREASE
 (DECREASE)..........     347,256  $  3,787,366  (218,611) $(2,307,289)  372,515  $ 3,999,591   5,148  $ 56,527
                       ==========  ============  ========  ===========  ========  ===========  ======  ========
NEW YORK TAX-FREE
 INCOME FUND
SIX MONTHS ENDED
 AUGUST 31, 1998:
SHARES SOLD..........     311,400  $  3,462,228    75,278  $   835,989    45,544  $   506,857   1,572  $ 17,439
SHARES REPURCHASED...    (139,750)   (1,548,608)  (66,911)    (742,284) (183,982)  (2,043,635)   (113)   (1,263)
SHARES CONVERTED FROM
 CLASS B TO CLASS A..     120,574     1,338,298  (120,574)  (1,338,298)      --           --      --        --
DIVIDENDS REINVESTED.      37,506       416,508     5,907       65,545    18,294      203,067      18       204
                       ----------  ------------  --------  -----------  --------  -----------  ------  --------
NET INCREASE
 (DECREASE)..........     329,730  $  3,668,426  (106,200) $(1,179,048) (120,144) $(1,333,711)  1,477  $ 16,380
                       ==========  ============  ========  ===========  ========  ===========  ======  ========
YEAR ENDED FEBRUARY
 28, 1998:
SHARES SOLD..........     271,157  $  2,968,588   128,934  $ 1,401,336   178,559  $ 1,944,236
SHARES REPURCHASED...    (537,864)   (5,807,507) (167,802)  (1,802,368) (344,249)  (3,732,748)
SHARES CONVERTED FROM
 CLASS B TO CLASS A..     160,156     1,751,710  (160,220)  (1,751,710)      --           --
DIVIDENDS REINVESTED
 ....................      63,418       685,618    14,976      161,650    37,730      407,970
                       ----------  ------------  --------  -----------  --------  -----------
NET DECREASE.........     (43,133) $   (401,591) (184,112) $(1,991,092) (127,960) $(1,380,542)
                       ==========  ============  ========  ===========  ========  ===========

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                    CLASS A
                          -----------------------------------------------------------------
                            FOR THE         FOR THE                          FOR THE
                          SIX MONTHS         YEARS           FOR THE          YEARS
                             ENDED           ENDED             YEAR           ENDED
                          AUGUST 31,     FEBRUARY 28,         ENDED       FEBRUARY 28,
                             1998      ------------------  FEBRUARY 29, -------------------
                          (UNAUDITED)    1998      1997        1996       1995       1994
                          -----------  --------  --------  ------------ --------   --------
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $11.39      $10.91    $11.02      $10.68     $11.41     $11.80

                             ------      ------    ------      ------     ------     ------
NET INVESTMENT INCOME...       0.26        0.51      0.52        0.57       0.58       0.60
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) FROM
 INVESTMENTS AND
 FUTURES................       0.11        0.48     (0.11)       0.34      (0.63)     (0.08)

                             ------      ------    ------      ------     ------     ------
NET INCREASE (DECREASE)
 FROM INVESTMENT
 OPERATIONS.............       0.37        0.99      0.41        0.91      (0.05)      0.52

                             ------      ------    ------      ------     ------     ------
DIVIDENDS FROM NET
 INVESTMENT INCOME......      (0.26)      (0.51)    (0.52)      (0.57)     (0.58)     (0.60)
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 INVESTMENT
 TRANSACTIONS...........        --          --        --          --       (0.10)     (0.31)

                             ------      ------    ------      ------     ------     ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS...........      (0.26)      (0.51)    (0.52)      (0.57)     (0.68)     (0.91)

                             ------      ------    ------      ------     ------     ------
NET ASSET VALUE, END OF
 PERIOD.................     $11.50      $11.39    $10.91      $11.02     $10.68     $11.41

                             ======      ======    ======      ======     ======     ======
TOTAL INVESTMENT
 RETURN(1)..............       3.54%       9.26%     3.92%       8.68%     (0.18)%     4.46%

                             ======      ======    ======      ======     ======     ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF
 PERIOD (000'S).........   $116,779    $120,804  $127,040    $151,684   $178,234   $227,179
EXPENSES TO AVERAGE NET
 ASSETS, NET OF WAIVERS
 FROM ADVISER...........       0.90%*      0.98%     0.97%       0.94%      0.88%      0.90%
EXPENSES TO AVERAGE NET
 ASSETS, BEFORE WAIVERS
 FROM ADVISER...........       0.97%*      0.98%     0.97%       0.94%      0.88%      0.90%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS, NET
 OF WAIVERS FROM
 ADVISER................       4.53%*      4.56%     4.85%       5.21%      5.55%      5.10%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS,
 BEFORE WAIVERS FROM
 ADVISER................       4.46%*      4.56%     4.85%       5.21%      5.55%      5.10%
PORTFOLIO TURNOVER RATE.         33%        107%       73%         32%        11%        37%

---------

 * ANNUALIZED
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.

                        CLASS B                                                        CLASS C
-------------------------------------------------------------  ------------------------------------------------------------
  FOR THE        FOR THE                        FOR THE          FOR THE       FOR THE                        FOR THE
SIX MONTHS        YEARS          FOR THE         YEARS         SIX MONTHS       YEARS          FOR THE         YEARS
   ENDED          ENDED            YEAR          ENDED            ENDED         ENDED            YEAR          ENDED
AUGUST 31,    FEBRUARY 28,        ENDED      FEBRUARY 28,      AUGUST 31,   FEBRUARY 28,        ENDED      FEBRUARY 28,
   1998      ----------------  FEBRUARY 29, -----------------     1998     ----------------  FEBRUARY 29, -----------------
(UNAUDITED)   1998     1997        1996      1995      1994    (UNAUDITED)  1998     1997        1996      1995      1994
-----------  -------  -------  ------------ -------   -------  ----------- -------  -------  ------------ -------   -------
   $11.39     $10.92   $11.03     $10.69     $11.41    $11.81     $11.38    $10.90   $11.02     $10.67     $11.40    $11.79

   ------     ------   ------     ------     ------    ------     ------    ------   ------     ------     ------    ------
     0.22       0.42     0.44       0.48       0.50      0.51       0.23      0.45     0.47       0.51       0.53      0.54
     0.11       0.47    (0.11)      0.34      (0.62)    (0.09)      0.11      0.48    (0.12)      0.35      (0.63)    (0.08)

   ------     ------   ------     ------     ------    ------     ------    ------   ------     ------     ------    ------
     0.33       0.89     0.33       0.82      (0.12)     0.42       0.34      0.93     0.35       0.86      (0.10)     0.46

   ------     ------   ------     ------     ------    ------     ------    ------   ------     ------     ------    ------
    (0.22)     (0.42)   (0.44)     (0.48)     (0.50)    (0.51)     (0.23)    (0.45)   (0.47)     (0.51)     (0.53)    (0.54)
      --         --       --         --       (0.10)    (0.31)       --        --       --         --       (0.10)    (0.31)

   ------     ------   ------     ------     ------    ------     ------    ------   ------     ------     ------    ------
    (0.22)     (0.42)   (0.44)     (0.48)     (0.60)    (0.82)     (0.23)    (0.45)   (0.47)     (0.51)     (0.63)    (0.85)

   ------     ------   ------     ------     ------    ------     ------    ------   ------     ------     ------    ------
   $11.50     $11.39   $10.92     $11.03     $10.69    $11.41     $11.49    $11.38   $10.90     $11.02     $10.67    $11.40

   ======     ======   ======     ======     ======    ======     ======    ======   ======     ======     ======    ======
     3.11%      8.33%    3.14%      7.86%     (0.85)%    3.56%      3.25%     8.71%    3.30%      8.22%     (0.70)%    3.91%

   ======     ======   ======     ======     ======    ======     ======    ======   ======     ======     ======    ======
  $14,499    $16,783  $20,943    $27,175    $33,007   $41,979    $18,248   $16,522  $17,624    $22,155    $28,217   $53,874
     1.66%*     1.75%    1.74%      1.70%      1.64%     1.65%      1.40%*    1.50%    1.49%      1.46%      1.40%     1.39%
     1.72%*     1.75%    1.74%      1.70%      1.64%     1.65%      1.47%*    1.50%    1.49%      1.46%      1.40%     1.39%
     3.75%*     3.79%    4.08%      4.45%      4.78%     4.32%      4.01%*    4.05%    4.34%      4.69%      5.05%     4.55%
     3.69%*     3.79%    4.08%      4.45%      4.78%     4.32%      3.94%*    4.05%    4.34%      4.69%      5.05%     4.55%
       33%       107%      73%        32%        11%       37%        33%      107%      73%        32%        11%       37%

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                    CLASS Y
                                            ------------------------
                                                          FOR THE
                                              FOR THE      PERIOD
                                            SIX MONTHS  FEBRUARY 5,
                                               ENDED       1998+
                                            AUGUST 31,    THROUGH
                                               1998     FEBRUARY 28,
                                            (UNAUDITED)     1998
                                            ----------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD......    $11.38       $11.42

                                              ------       ------
NET INVESTMENT INCOME.....................      0.27         0.04
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 FROM INVESTMENTS AND FUTURES ............      0.12        (0.04)

                                              ------       ------
NET INCREASE FROM INVESTMENT OPERATIONS...      0.39         0.00

                                              ------       ------
DIVIDENDS FROM NET INVESTMENT INCOME......     (0.27)       (0.04)

                                              ------       ------
NET ASSET VALUE, END OF PERIOD............    $11.50       $11.38

                                              ======       ======
TOTAL INVESTMENT RETURN(1)................      3.78%       (0.34)%

                                              ======       ======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S).........    $  229       $  114
EXPENSES TO AVERAGE NET ASSETS, NET OF
 WAIVERS FROM ADVISER.....................      0.63%*       0.76%*
EXPENSES TO AVERAGE NET ASSETS, BEFORE
 WAIVERS FROM ADVISER.....................      0.71%*       0.76%*
NET INVESTMENT INCOME TO AVERAGE NET
 ASSETS, NET OF WAIVERS FROM ADVISER......      4.79%*       5.07%*
NET INVESTMENT INCOME TO AVERAGE NET
 ASSETS, BEFORE WAIVERS FROM ADVISER......      4.71%*       5.07%*
PORTFOLIO TURNOVER RATE...................        33%         107%

---------

 + COMMENCEMENT OF ISSUANCE OF SHARES
 * ANNUALIZED
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                    CLASS A
                          ---------------------------------------------------------------------

                            FOR THE         FOR THE                              FOR THE
                          SIX MONTHS         YEARS           FOR THE              YEARS
                             ENDED           ENDED             YEAR               ENDED
                          AUGUST 31,     FEBRUARY 28,         ENDED           FEBRUARY 28,
                             1998      ------------------  FEBRUARY 29,     -------------------
                          (UNAUDITED)    1998      1997        1996           1995       1994
                          -----------  --------  --------  ------------     --------   --------
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $11.97      $11.55    $11.64      $11.26         $12.00     $12.09

                             ------      ------    ------      ------         ------     ------
NET INVESTMENT INCOME...       0.28        0.56      0.55        0.58           0.63       0.64
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) FROM
 INVESTMENTS AND FUTURES
 .......................       0.08        0.50     (0.09)       0.39          (0.73)      0.03

                             ------      ------    ------      ------         ------     ------
NET INCREASE (DECREASE)
 FROM INVESTMENT
 OPERATIONS.............       0.36        1.06      0.46        0.97          (0.10)      0.67

                             ------      ------    ------      ------         ------     ------
DIVIDENDS FROM NET
 INVESTMENT INCOME......      (0.28)      (0.56)    (0.55)      (0.59)         (0.63)     (0.64)
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 INVESTMENT
 TRANSACTIONS...........        --        (0.08)      --          --           (0.01)     (0.12)

                             ------      ------    ------      ------         ------     ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS...........      (0.28)      (0.64)    (0.55)      (0.59)         (0.64)     (0.76)

                             ------    --------    ------      ------         ------     ------
NET ASSET VALUE, END OF
 PERIOD.................     $12.05      $11.97    $11.55      $11.64         $11.26     $12.00

                             ======      ======    ======      ======         ======     ======
TOTAL INVESTMENT
 RETURN(1)..............       3.18%       9.48%     4.14%       8.75%         (0.63)%     5.65%

                             ======      ======    ======      ======         ======     ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF
 PERIOD (000'S).........   $228,991    $229,040  $263,425    $315,899       $346,579   $432,825
EXPENSES TO AVERAGE NET
 ASSETS.................       0.96%*      0.95%     0.91%       0.93%(/2/)     0.88%      0.89%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS.....       4.73%*      4.77%     4.85%       5.06%(/2/)     5.62%      5.28%
PORTFOLIO TURNOVER RATE.         22%         79%       81%         74%            60%        16%

---------

 * ANNUALIZED
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
(2) THESE RATIOS INCLUDE NON-RECURRING ACQUISITION EXPENSES OF 0.03%.

                        CLASS B
-----------------------------------------------------------------

  FOR THE        FOR THE                            FOR THE
SIX MONTHS        YEARS          FOR THE             YEARS
   ENDED          ENDED            YEAR              ENDED
AUGUST 31,    FEBRUARY 28,        ENDED          FEBRUARY 28,
   1998      ----------------  FEBRUARY 29,     -----------------
(UNAUDITED)   1998     1997        1996          1995      1994
-----------  -------  -------  ------------     -------   -------
   $11.97     $11.55   $11.64     $11.26         $11.99    $12.08

   ------     ------   ------     ------         ------    ------
     0.24       0.47     0.46       0.49           0.54      0.55
     0.08       0.50    (0.09)      0.39          (0.72)     0.03

   ------     ------   ------     ------         ------    ------
     0.32       0.97     0.37       0.88          (0.18)     0.58

   ------     ------   ------     ------         ------    ------
    (0.24)     (0.47)   (0.46)     (0.50)         (0.54)    (0.55)
      --       (0.08)     --         --           (0.01)    (0.12)

   ------     ------   ------     ------         ------    ------
    (0.24)     (0.55)   (0.46)     (0.50)         (0.55)    (0.67)

   ------     ------   ------     ------         ------    ------
   $12.05     $11.97   $11.55     $11.64         $11.26    $11.99

   ======     ======   ======     ======         ======    ======
     2.76%      8.62%    3.35%      7.94%         (1.29)%    4.87%

   ======     ======   ======     ======         ======    ======
  $27,580    $32,815  $40,949    $51,546        $58,958   $70,988
     1.73%*     1.73%    1.67%      1.68%(/2/)     1.64%     1.63%
     3.93%*     3.98%    4.09%      4.31%(/2/)     4.86%     4.50%
       22%        79%      81%        74%            60%       16%
                        CLASS B       CLASS C
--------------------------------------------------------------------------------

  FOR THE      FOR THE       FOR THE                             FOR THE
SIX MONTHS   SIX MONTHS       YEARS          FOR THE              YEARS
   ENDED        ENDED         ENDED            YEAR               ENDED
AUGUST 31,   AUGUST 31,   FEBRUARY 28,        ENDED           FEBRUARY 28,
   1998         1998     ----------------- FEBRUARY 29,     --------------------
(UNAUDITED)  (UNAUDITED)  1998     1997        1996           1995       1994
------------ ----------- -------- -------- ---------------- ---------- ---------
   $11.97       $11.97    $11.55   $11.64     $11.26          $12.00     $12.09

   ------       ------    ------   ------     ------          ------     ------
     0.24         0.25      0.50     0.49       0.52            0.57       0.58
     0.08         0.08      0.50    (0.09)      0.39           (0.73)      0.03

   ------       ------    ------   ------     ------          ------     ------
     0.32         0.33      1.00     0.40       0.91           (0.16)      0.61

   ------       ------    ------   ------     ------          ------     ------
    (0.24)       (0.25)    (0.50)   (0.49)     (0.53)          (0.57)     (0.58)
      --           --      (0.08)     --         --            (0.01)     (0.12)

   ------       ------    ------   ------     ------          ------     ------
    (0.24)       (0.25)    (0.58)   (0.49)     (0.53)          (0.58)     (0.70)

   ------       ------    ------   ------     ------          ------     ------
   $12.05       $12.05    $11.97   $11.55     $11.64          $11.26     $12.00

   ======       ======    ======   ======     ======          ======     ======
     2.76%        2.90%     8.92%    3.61%      8.19%          (1.13)%     5.13%

   ======       ======    ======   ======     ======          ======     ======
  $27,580      $48,685   $49,647  $59,652    $75,076        $101,642   $187,778
     1.73%*       1.48%*    1.47%    1.42%      1.45%(/2/)      1.40%      1.37%
     3.93%*       4.20%*    4.26%    4.34%      4.57%(/2/)      5.13%      4.75%
       22%          22%       79%      81%        74%             60%        16%

PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                   CLASS Y
                                    ----------------------------------------
                                                                  FOR THE
                                      FOR THE      FOR THE         PERIOD
                                    SIX MONTHS      YEARS       NOVEMBER 3,
                                       ENDED        ENDED          1995+
                                    AUGUST 31,  FEBRUARY 28,      THROUGH
                                       1998     --------------  FEBRUARY 29,
                                    (UNAUDITED)  1998    1997       1996
                                    ----------- ------  ------  ------------
NET ASSET VALUE, BEGINNING OF
 PERIOD...........................    $11.98    $11.55  $11.65     $11.62

                                      ------    ------  ------     ------
NET INVESTMENT INCOME.............      0.30      0.59    0.58       0.19
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) FROM INVESTMENTS AND
 FUTURES..........................      0.08      0.51   (0.10)      0.01

                                      ------    ------  ------     ------
NET INCREASE FROM INVESTMENT
 OPERATIONS.......................      0.38      1.10    0.48       0.20

                                      ------    ------  ------     ------
DIVIDENDS FROM NET INVESTMENT
 INCOME...........................     (0.30)    (0.59)  (0.58)     (0.17)
DISTRIBUTIONS FROM NET REALIZED
 GAINS FROM INVESTMENT
 TRANSACTIONS.....................       --      (0.08)    --         --

                                      ------    ------  ------     ------
TOTAL DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS..................     (0.30)    (0.67)  (0.58)     (0.17)

                                      ------    ------  ------     ------
NET ASSET VALUE, END OF PERIOD....    $12.06    $11.98  $11.55     $11.65

                                      ======    ======  ======     ======
TOTAL INVESTMENT RETURN(1)........      3.33%     9.87%   4.32%      1.70%

                                      ======    ======  ======     ======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S).      $292      $241    $246       $341
EXPENSES TO AVERAGE NET ASSETS....      0.68%*    0.68%   0.65%      0.64%(/2/)*
NET INVESTMENT INCOME TO AVERAGE
 NET ASSETS.......................      5.00%*    5.04%   5.13%      5.19%(/2/)*
PORTFOLIO TURNOVER RATE...........        22%       79%     81%        74%

---------

+ COMMENCEMENT OF ISSUANCE OF SHARES
* ANNUALIZED
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
(2) THESE RATIOS INCLUDE NON-RECURRING ACQUISITION EXPENSES OF 0.03%.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PAINEWEBBER MUNICIPAL HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                  CLASS A
                          ------------------------------------------------------------
                            FOR THE       FOR THE                        FOR THE
                          SIX MONTHS       YEARS          FOR THE         YEARS
                             ENDED         ENDED            YEAR          ENDED
                          AUGUST 31,   FEBRUARY 28,        ENDED      FEBRUARY 28,
                             1998     ----------------  FEBRUARY 29, -----------------
                          (UNAUDITED)  1998     1997        1996      1995      1994
                          ----------- -------  -------  ------------ -------   -------
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $10.96    $10.39   $10.29     $ 9.92     $10.77    $10.96

                             ------    ------   ------     ------     ------    ------
NET INVESTMENT INCOME...       0.28      0.55     0.56       0.62       0.59      0.61
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) FROM
 INVESTMENTS AND
 FUTURES................       0.03      0.57     0.10       0.37      (0.82)     0.01

                             ------    ------   ------     ------     ------    ------
NET INCREASE (DECREASE)
 FROM INVESTMENT
 OPERATIONS.............       0.31      1.12     0.66       0.99      (0.23)     0.62

                             ------    ------   ------     ------     ------    ------
DIVIDENDS FROM NET
 INVESTMENT INCOME......      (0.28)    (0.55)   (0.56)     (0.62)     (0.59)    (0.61)
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 INVESTMENT
 TRANSACTIONS...........        --        --       --         --       (0.03)    (0.20)

                             ------    ------   ------     ------     ------    ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS...........      (0.28)    (0.55)   (0.56)     (0.62)     (0.62)    (0.81)

                             ------    ------   ------     ------     ------    ------
NET ASSET VALUE, END OF
 PERIOD.................     $10.99    $10.96   $10.39     $10.29     $ 9.92    $10.77

                             ======    ======   ======     ======     ======    ======
TOTAL INVESTMENT
 RETURN(1)..............       3.12%    11.06%    6.61%     10.18%     (2.03)%    5.77%

                             ======    ======   ======     ======     ======    ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF
 PERIOD (000'S).........    $63,258   $59,288  $52,593    $57,280    $63,287   $82,248
EXPENSES TO AVERAGE NET
 ASSETS, NET OF WAIVERS
 FROM ADVISER...........       1.13%*    1.22%    1.15%      1.10%      1.13%     1.03%
EXPENSES TO AVERAGE NET
 ASSETS, BEFORE WAIVERS
 FROM ADVISER...........       1.13%*    1.22%    1.15%      1.10%      1.13%     1.16%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS, NET
 OF WAIVERS FROM
 ADVISER................       5.00%*    5.15%    5.49%      5.94%      5.96%     5.52%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS,
 BEFORE WAIVERS FROM
 ADVISER................       5.00%*    5.15%    5.49%      5.94%      5.96%     5.39%
PORTFOLIO TURNOVER RATE.         13%       22%      64%        48%        28%       23%

---------

 * ANNUALIZED
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.

                        CLASS B                                                        CLASS C
-------------------------------------------------------------  ------------------------------------------------------------
  FOR THE        FOR THE                        FOR THE          FOR THE       FOR THE                        FOR THE
SIX MONTHS        YEARS          FOR THE         YEARS         SIX MONTHS       YEARS          FOR THE         YEARS
   ENDED          ENDED            YEAR          ENDED            ENDED         ENDED            YEAR          ENDED
AUGUST 31,    FEBRUARY 28,        ENDED      FEBRUARY 28,      AUGUST 31,   FEBRUARY 28,        ENDED      FEBRUARY 28,
   1998      ----------------  FEBRUARY 29, -----------------     1998     ----------------  FEBRUARY 29, -----------------
(UNAUDITED)   1998     1997        1996      1995      1994    (UNAUDITED)  1998     1997        1996      1995      1994
-----------  -------  -------  ------------ -------   -------  ----------- -------  -------  ------------ -------   -------
   $10.96     $10.39   $10.29     $ 9.92     $10.76    $10.96     $10.96    $10.39   $10.29     $ 9.92     $10.77    $10.96

   ------     ------   ------     ------     ------    ------     ------    ------   ------     ------     ------    ------
     0.23       0.47     0.48       0.54       0.52      0.52       0.25      0.50     0.51       0.56       0.55      0.55
     0.03       0.57     0.10       0.37      (0.81)      --        0.03      0.57     0.10       0.37      (0.82)     0.01

   ------     ------   ------     ------     ------    ------     ------    ------   ------     ------     ------    ------
     0.26       1.04     0.58       0.91      (0.29)     0.52       0.28      1.07     0.61       0.93      (0.27)     0.56

   ------     ------   ------     ------     ------    ------     ------    ------   ------     ------     ------    ------
    (0.23)     (0.47)   (0.48)     (0.54)     (0.52)    (0.52)     (0.25)    (0.50)   (0.51)     (0.56)     (0.55)    (0.55)
      --         --       --         --       (0.03)    (0.20)       --        --       --         --       (0.03)    (0.20)

   ------     ------   ------     ------     ------    ------     ------    ------   ------     ------     ------    ------
    (0.23)     (0.47)   (0.48)     (0.54)     (0.55)    (0.72)     (0.25)    (0.50)   (0.51)     (0.56)     (0.58)    (0.75)

   ------     ------   ------     ------     ------    ------     ------    ------   ------     ------     ------    ------
   $10.99     $10.96   $10.39     $10.29     $ 9.92    $10.76     $10.99    $10.96   $10.39     $10.29     $ 9.92    $10.77

   ======     ======   ======     ======     ======    ======     ======    ======   ======     ======     ======    ======
     2.69%     10.23%    5.82%      9.36%     (2.67)%    4.88%      2.84%    10.51%    6.08%      9.64%     (2.51)%    5.24%

   ======     ======   ======     ======     ======    ======    =======    ======   ======     ======     ======    ======
  $18,449    $18,097  $19,427    $23,868    $25,823   $32,287    $22,521   $21,982  $16,967    $20,700    $23,158   $35,872
     1.89%*     1.98%    1.90%      1.85%      1.87%     1.79%      1.63%*    1.72%    1.66%      1.60%      1.63%     1.54%
     1.89%*     1.98%    1.90%      1.85%      1.87%     1.90%      1.63%*    1.72%    1.66%      1.60%      1.63%     1.64%
     4.21%*     4.39%    4.73%      5.19%      5.21%     4.72%      4.49%*    4.64%    4.98%      5.45%      5.48%     4.95%
     4.21%*     4.39%    4.73%      5.19%      5.21%     4.61%      4.49%*    4.64%    4.98%      5.45%      5.48%     4.85%
       13%        22%      64%        48%        28%       23%        13%       22%      64%        48%        28%       23%

PAINEWEBBER MUNICIPAL HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                               CLASS Y
                                                       ------------------------
                                                                     FOR THE
                                                         FOR THE      PERIOD
                                                       SIX MONTHS  FEBRUARY 5,
                                                          ENDED       1998+
                                                       AUGUST 31,    THROUGH
                                                          1998     FEBRUARY 28,
                                                       (UNAUDITED)     1998
                                                       ----------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD..................   $10.97       $10.98

                                                         ------       ------
NET INVESTMENT INCOME.................................     0.29         0.04
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS AND FUTURES .............................     0.03        (0.01)

                                                         ------       ------
NET INCREASE FROM INVESTMENT OPERATIONS...............     0.32         0.03

                                                         ------       ------
DIVIDENDS FROM NET INVESTMENT INCOME..................    (0.29)       (0.04)

                                                         ------       ------
NET ASSET VALUE, END OF PERIOD........................   $11.00       $10.97

                                                         ======       ======
TOTAL INVESTMENT RETURN(1)............................     3.25%       (0.09)%

                                                         ======       ======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S).....................     $363          $56
EXPENSES TO AVERAGE NET ASSETS, NET OF WAIVERS FROM
 ADVISER..............................................     0.87%*       1.00%*
EXPENSES TO AVERAGE NET ASSETS, BEFORE WAIVERS FROM
 ADVISER..............................................     0.87%*       1.00%*
NET INVESTMENT INCOME TO AVERAGE NET ASSETS, NET OF
 WAIVERS FROM ADVISER.................................     5.25%*       5.44%*
NET INVESTMENT INCOME TO AVERAGE NET ASSETS, BEFORE
 WAIVERS FROM ADVISER.................................     5.25%*       5.44%*
PORTFOLIO TURNOVER RATE...............................       13%          22%

---------

 + COMMENCEMENT OF ISSUANCE OF SHARES
 * ANNUALIZED
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                  CLASS A
                          ------------------------------------------------------------
                            FOR THE       FOR THE                        FOR THE
                          SIX MONTHS       YEARS          FOR THE         YEARS
                             ENDED         ENDED            YEAR          ENDED
                          AUGUST 31,   FEBRUARY 28,        ENDED      FEBRUARY 28,
                             1998     ----------------  FEBRUARY 29, -----------------
                          (UNAUDITED)  1998     1997        1996      1995      1994
                          ----------- -------  -------  ------------ -------   -------
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $11.12    $10.66   $10.71     $10.27     $11.03    $10.99

                             ------    ------   ------     ------     ------    ------
NET INVESTMENT INCOME...       0.28      0.51     0.51       0.54       0.54      0.57
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) FROM
 INVESTMENTS AND
 FUTURES................       0.14      0.46    (0.05)      0.45      (0.66)     0.07

                             ------    ------   ------     ------     ------    ------
NET INCREASE (DECREASE)
 FROM INVESTMENT
 OPERATIONS.............       0.42      0.97     0.46       0.99      (0.12)     0.64

                             ------    ------   ------     ------     ------    ------
DIVIDENDS FROM NET
 INVESTMENT INCOME......      (0.28)    (0.51)   (0.51)     (0.55)     (0.54)    (0.57)
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 INVESTMENT
 TRANSACTIONS...........        --        --       --         --       (0.10)    (0.03)

                             ------    ------   ------     ------     ------    ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS...........      (0.28)    (0.51)   (0.51)     (0.55)     (0.64)    (0.60)

                             ------    ------   ------     ------     ------    ------
NET ASSET VALUE, END OF
 PERIOD.................     $11.26    $11.12   $10.66     $10.71     $10.27    $11.03

                             ======    ======   ======     ======     ======    ======
TOTAL INVESTMENT
 RETURN(1)..............       3.87%     9.36%    4.49%      9.83%     (0.83)%    5.89%

                             ======    ======   ======     ======     ======    ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF
 PERIOD (000'S).........    $27,703   $23,694  $23,160    $28,734    $32,475   $45,033
EXPENSES TO AVERAGE NET
 ASSETS, NET OF WAIVERS
 AND REIMBURSEMENTS FROM
 ADVISER................       1.02%*    1.02%    1.02%      1.02%      1.01%     0.75%
EXPENSES TO AVERAGE NET
 ASSETS, BEFORE WAIVERS
 AND REIMBURSEMENTS FROM
 ADVISER ...............       1.19%*    1.28%    1.50%      1.15%      1.26%     1.25%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS, NET
 OF WAIVERS AND
 REIMBURSEMENTS FROM
 ADVISER ...............       4.52%*    4.74%    4.91%      5.11%      5.38%     5.13%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS,
 BEFORE WAIVERS AND
 REIMBURSEMENTS FROM
 ADVISER................       4.35%*    4.48%    4.42%      4.98%      5.13%     4.63%
PORTFOLIO TURNOVER RATE.         23%       34%      40%        13%         6%        8%

---------

+ COMMENCEMENT OF ISSUANCE OF SHARES
* ANNUALIZED
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.

                       CLASS B                                                       CLASS C
-----------------------------------------------------------  ------------------------------------------------------------
  FOR THE       FOR THE                       FOR THE          FOR THE       FOR THE                        FOR THE
SIX MONTHS       YEARS         FOR THE         YEARS         SIX MONTHS       YEARS          FOR THE         YEARS
   ENDED         ENDED           YEAR          ENDED            ENDED         ENDED            YEAR          ENDED
AUGUST 31,   FEBRUARY 28,       ENDED      FEBRUARY 28,      AUGUST 31,   FEBRUARY 28,        ENDED      FEBRUARY 28,
   1998      --------------  FEBRUARY 29, -----------------     1998     ----------------  FEBRUARY 29, -----------------
(UNAUDITED)   1998    1997       1996      1995      1994    (UNAUDITED)  1998     1997        1996      1995      1994
-----------  ------  ------  ------------ -------   -------  ----------- -------  -------  ------------ -------   -------
  $11.12     $10.65  $10.71     $10.27     $11.03    $10.98     $11.12    $10.66   $10.71     $10.28     $11.03    $10.99

  ------     ------  ------     ------     ------    ------     ------    ------   ------     ------     ------    ------
    0.24       0.43    0.44       0.47       0.47      0.49       0.24      0.46     0.46       0.49       0.49      0.51
    0.14       0.47   (0.06)      0.44      (0.66)     0.08       0.14      0.46    (0.05)      0.43      (0.65)     0.07

  ------     ------  ------     ------     ------    ------     ------    ------   ------     ------     ------    ------
    0.38       0.90    0.38       0.91      (0.19)     0.57       0.38      0.92     0.41       0.92      (0.16)     0.58

  ------     ------  ------     ------     ------    ------     ------    ------   ------     ------     ------    ------
   (0.24)     (0.43)  (0.44)     (0.47)     (0.47)    (0.49)     (0.24)    (0.46)   (0.46)     (0.49)     (0.49)    (0.51)
     --         --      --         --       (0.10)    (0.03)       --        --       --         --       (0.10)    (0.03)

  ------     ------  ------     ------     ------    ------     ------    ------   ------     ------     ------    ------
   (0.24)     (0.43)  (0.44)     (0.47)     (0.57)    (0.52)     (0.24)    (0.46)   (0.46)     (0.49)     (0.59)    (0.54)

  ------     ------  ------     ------     ------    ------     ------    ------   ------     ------     ------    ------
  $11.26     $11.12  $10.65     $10.71     $10.27    $11.03     $11.26    $11.12   $10.66     $10.71     $10.28    $11.03

  ======     ======  ======     ======     ======    ======     ======    ======   ======     ======     ======    ======
    3.47%      8.65%   3.62%      9.01%     (1.57)%    5.19%      3.59%     8.82%    3.98%      9.17%     (1.20)%    5.35%

  ======     ======  ======     ======     ======    ======     ======    ======   ======     ======     ======    ======
  $6,730     $7,829  $9,462    $11,862    $14,660   $19,193    $11,774   $12,966  $13,786    $17,849    $21,095   $38,165
    1.77%*     1.77%   1.76%      1.77%      1.76%     1.51%      1.52%*    1.52%    1.52%      1.52%      1.52%     1.27%
    1.95%*     2.05%   2.27%      1.89%      2.01%     1.99%      1.69%*    1.78%    2.04%      1.64%      1.75%     1.72%
    3.76%*     3.99%   4.16%      4.36%      4.63%     4.34%      4.03%*    4.24%    4.41%      4.61%      4.89%     4.55%
    3.58%*     3.70%   3.65%      4.24%      4.83%     3.86%      3.86%*    3.98%    3.89%      4.50%      4.65%     4.10%
      23%        34%     40%        13%         6%        8%        23%       34%      40%        13%         6%        8%
                CLASS YCLASS B
------------------------------------------------------------
  FOR THE    FOR THE PERIOD
SIX MONTHS   MAY 21, 1998+
   ENDED        THROUGH
AUGUST 31,     AUGUST 31,
   1998           1998
(UNAUDITED)   (UNAUDITED)
------------ --------------
  $11.12         $11.08

  ------         ------
    0.24           0.14
    0.14           0.18

  ------         ------
    0.38           0.32

  ------         ------
   (0.24)         (0.14)
     --             --

  ------         ------
   (0.24)         (0.14)

  ------         ------
  $11.26         $11.26

  ======         ======
    3.47%          2.91%

  ======         ======
  $6,730            $17
    1.77%*         0.78%*
    1.95%*         0.96%*
    3.76%*         4.78%*
    3.58%*         4.60%*
      23%            23%

--------------------------------------------------------------------------------

Trustees
E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

Principal Officers

Margo N. Alexander
President

Dianne E. O'Donnell
Vice President and Secretary

Victoria E. Schonfeld
Vice President

Paul H. Schubert
Vice President and Treasurer

Elbridge T. Gerry III
Vice President

Richard S. Murphy
Vice President

Cynthia N. Bow
Vice President

William W. Veronda
Vice President

Investment Adviser,
Administrator and Distributor

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019






A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber investment executive or correspondent firm. Read the prospectus carefully before investing.

The financial information included herein is taken from the records of the Funds without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS
 .    High Income Fund
 .    Investment Grade Income Fund
 .    Low Duration U.S. Government Income Fund
 .    Strategic Income Fund
 .    U.S. Government Income Fund

TAX-FREE BOND FUNDS
 .    California Tax-Free Income Fund
 .    Municipal High Income Fund
 .    National Tax-Free Income Fund
 .    New York Tax-Free Income Fund

STOCK FUNDS
 .    Financial Services Growth Fund
 .    Growth Fund
 .    Growth and Income Fund
 .    Mid Cap Fund
 .    Small Cap Fund
 .    S&P 500 Index Fund
 .    Tax-Managed Equity Fund
 .    Utility Income Fund

ASSET ALLOCATION FUNDS
 .    Balanced Fund
 .    Tactical Allocation Fund

GLOBAL FUNDS
 .    Asia Pacific Growth Fund
 .    Emerging Markets Equity Fund
 .    Global Equity Fund
 .    Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
 .    Aggressive Portfolio
 .    Moderate Portfolio
 .    Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND


PAINEWEBBER

SEMIANNUAL REPORT


--------------------------------------------------------------------------------

TAX-FREE

BOND FUNDS



CALIFORNIA TAX-FREE INCOME FUND

NATIONAL TAX-FREE INCOME FUND

MUNICIPAL HIGH INCOME FUND

NEW YORK TAX-FREE INCOME FUND


                        (C)1998 PaineWebber Incorporated
                                   Member SIPC



                                AUGUST 31, 1998